UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  November 30, 2014

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund

Investor Class – SEMPX

Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX

Institutional Class – SEMIX

Annual Report
November 30, 2014

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Table of Contents

Shareholder Letter	1
Allocation of Portfolio Assets	7
Expense Example	9
Investment Highlights	11
Schedule of Investments	13
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	50
Notes to Financial Statements	54
Report of Independent Registered Public Accounting Firm	70
Notice to Shareholders	71
Information about Trustees and Officers	72
Householding	75
Privacy Notice	76

SEMPER FUNDS

January 7, 2015

Dear Shareholder,

The Semper MBS Total Return Fund (the “MBS Fund” or a “Fund”) completed its first full fiscal year on November 30th, 2014, crossing $150 million of assets during November, a five-fold increase in assets since the Fund’s commencement of operations in July, 2013.  For the 12-month period ended November 30, 2014, performance for the Institutional Class was 9.18%, and for the Investor Class was 8.84%.  The performance of the Barclays Capital U.S. Mortgage Backed Securities (“MBS”) Index during this same period was 5.42%.  The primary strategies during the year remained unchanged.  The MBS Fund, under normal market conditions, invests at least 80% of net assets in MBS, and seeks to provide a high level of risk-adjusted current income and capital appreciation.  During the fiscal year, the majority of Fund assets, ranging between 60% and 75%, were invested in residential non-agency MBS (“RMBS”), and between 10% and 25% were invested in commercial MBS (“CMBS”).  Performance for the Fund was positively primarily by the Fund’s high allocation to RMBS.  The RMBS sector on average rose in price from continued strengthening of the residential real estate market and domestic economy, both of which improved the average credit quality of mortgage borrowers as further described below.  This credit quality improvement led to reduced defaults and losses, enhancing the value of this category of securities.  This improvement in mortgage credit quality did not have the same positive impact on the value of Agency MBS which comprise the Index.  The Fund’s performance was also positively impacted by the yield to maturity of the portfolio, which was 4.76% as of November 30th, 2014, higher than  the yield to maturity of Agency MBS (2.60% as measured by the Barclays Capital U.S. MBS  Index).  The Fund’s Institutional share class 30 day SEC Yield as of November 30th, 2014 was 3.45% subsidized and 3.38% unsubsidized. The Fund’s excess performance relative to the Index was reduced by our strategy to maintain minimal interest rate risk.  The average duration of the Fund during the period was below 2.5 years, significantly lower than duration of the Index which was greater than 4 years during the period. The decline in intermediate and long duration interest rates during the period as described below resulted in the average price of securities in the Index rising in price more than the positive price movement of the Fund’s securities.

2014 had periods of both very low volatility in equity and fixed income markets driven in large part by continued Federal Reserve Board (the “Fed”) accommodation, and very high volatility created by global economic uncertainty, geopolitical events, and ultimately uncertainty surrounding the unwinding of Fed accommodation.  Going into 2014, consensus was that interest rates would continue to rise from the 2.75% 10-Year Treasury yield as of November 30, 2013, to the mid-3’s by the end of 2014.  In fact, the reverse occurred, with the Treasury yield falling to below 2.2% as of November 30, 2014.  The overall real estate market, both residential and commercial, continued to improve during 2014, albeit at more modest levels than in the prior three years.  Average home price appreciation slowed from a double digit rate to mid-single digits, while most other credit metrics for the mortgage market

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showed continued improvement.  The percentage of homeowners with negative equity in their homes continued to decline, and overall fundamental strength of the MBS market improved.  This in turn drove prices higher and yield spreads lower for most sectors, which combined with a 4% average yield to maturity on the Fund investments (the  average of the beginning and ending yield to maturity during the twelve month period), to generate the Fund’s performance for this twelve month period.  At the end of November, the MBS Fund’s portfolio was well diversified with over 250 positions.  Fifty nine percent of the Fund’s portfolio was invested in Non-Agency RMBS, 7% in Agency MBS, 17% in Non-Agency CMBS, 6% in asset-backed securities, and 10% in cash equivalents.  The portfolio’s effective duration, or interest rate sensitivity, was approximately 1.9 years.

We expect that the portfolio’s overall structure in 2015 will remain similar, with a significant allocation to Non-Agencies, modest exposure to Agency MBS, some allocation to CMBS, and targeting lower interest rate sensitivity of approximately two years.  With a strengthening U.S. economy and an expectation that the Fed may begin raising their target interest rate in the middle of the year, we believe that a continuation of our strategy to invest in securities with credit sensitivity to improving real estate fundamentals but relatively little interest rate sensitivity should best position the MBS Fund to potentially perform well in 2015, on both an absolute and relative basis.

We believe the environment of improving domestic economic conditions and steady or modestly rising rates positions Non-Agency RMBS to potentially be a top performing fixed income sector again in 2015.  A combination of optionality to improving economic fundamentals combined with the positive supply/demand dynamics of this legacy market in which declining supply has met with stable to growing demand can provide a tailwind to prices, even in a rising rate environment.  In addition to that, bond structural features like floating rate coupons, low dollar prices, and seasoning, and market structural inefficiencies such as price opacity, lack of a benchmark index, market fragmentation, differentiation of credit assumptions, and analytical complexity from factors including evolving servicer behavior provide additional potential sources of positive excess return.  We believe many of the same features make portions of the CMBS market equally attractive.  Specifically, our 2015 outlook for Non-Agency CMBS is driven by improving commercial real estate (CRE) fundamentals, favorable technicals, and the relative attractiveness of the sector versus competing assets.  Finally, we feel that rates, supply/demand technicals, and policy uncertainty present obstacles to Agency MBS in the coming year, and as a result we expect to maintain a limited allocation to this sector.

SEMPER FUNDS

As of November 30th, 2014 the MBS Fund had the following characteristics relative to the Index:

*	Credit quality distribution is determined by using the highest credit rating for each security from Moody’s, Standard & Poor’s, Fitch Ratings, and DBRS rating agencies.

The Semper Short Duration Fund (the “Short Duration Fund” or a “Fund”) completed its fourth fiscal year on November 30th, 2014, ending the year with over $62 million of assets.  For the 12-month period ended November 30, 2014, performance for the Institutional Class was 2.11%, and for the Investor Class was 1.86%.  The performance of the Barclays Capital 1-3 Year U.S. Government Index during this same period was 0.75%.  The performance of the Barclays Capital 1-3 Year U.S. Treasury Index returned 0.74% during this period.

In contrast to the rally in the intermediate and long maturity segments of the yield curve, the 2-year Treasury yield rose during the Short Duration Fund’s fiscal year, from approximately 0.3% to 0.5%, consistent with the market’s increasing

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expectation that the Fed will begin raising the Fed Funds rate in 2015.  As a result, the portfolio’s low duration relative to the Barclays Capital 1-3 Year U.S. Government Index and the Barclays Capital 1-3 Year Treasury Index, in a range of 0.9 years to 1.5 years versus 1.9 years for the indices, was a source of excess return, as rising interest rates generally result in declining bond prices.  The primary source of performance for the Fund, and for the excess return relative to the indices, was incremental yield earned by the Fund from its overweighting in spread sectors including MBS, CMBS, ABS, and municipal securities.  For most of the period, this allocation to non-Treasury and non-Government Agency debentures was over 80%.  The Fund earned yield in excess of yield of comparable duration Treasuries and Government Agency debentures during the period.  For example, the Fund’s Institutional share class 30 day SEC yield (subsidized and unsubsidized) as of November 30th, 2014 was 2.55% and 2.41% respectively, versus the Barclays Capital 1-3 Year U.S. Government  Index yield of 0.52%.

The Short Duration Fund invests primarily in high quality fixed income securities with maturity dates or average maturities (also called effective maturities or average lives) generally three years and under.  Although mortgage-backed securities (“MBS”) are issued with stated maturities that may be 15, 30, or even 40 years, scheduled monthly and unscheduled payments of principal on the securities’ underlying mortgages significantly shorten the securities’ effective maturities.  Asset-backed securities (“ABS”) have structures and characteristics similar to those of MBS. Accordingly, the effective maturity, or interest rate sensitivity, of the Fund’s investments have been generally three years and under. For most of the fiscal year, duration was kept below 1.5-2 years, in expectation for rising interest rates.  Semper invested in a combination of Treasury, agency, municipal, and securitized debt instruments with a focus on  maintaining a high quality, highly liquid, well diversified portfolio of securities that we believe have the ability to be in a position to benefit from current market conditions.  Semper continued to sell Treasury securities short to offset the interest rate sensitivity of certain of the Fund’s longer maturity positions, while maintaining the attractive yield offered by these securities, including municipals and GNMA (Ginnie Mae) project loans.

At the end of November, the Short Duration Fund was well diversified with over 150 positions.  Six percent of the Fund’s portfolio was invested in U.S. Treasuries, 24% in RMBS, 33% in CMBS, 19% in ABS, 11% in municipal securities, and 8% in cash equivalents.  The portfolio’s effective duration, or interest rate sensitivity, was approximately 0.9 years.

We expect that the portfolio’s overall structure in 2015 will remain similar, with a significant allocation to RMBS and CMBS, and low interest rate sensitivity.  With a strengthening U.S. economy and an expectation that the Fed will begin raising their target interest rate in the middle of the year, we believe that a continuation of our strategy to invest in securities with credit sensitivity to improving real estate fundamentals but relatively little interest rate sensitivity can best position the Fund to potentially perform well in 2015.

SEMPER FUNDS

As of November 30th, 2014 the Short Duration Fund had the following characteristics relative to the Index:

*
Credit quality distribution is determined by using the highest credit rating for each security from Moody’s, Standard & Poor’s, Fitch Ratings, and DBRS rating agencies.  Credit ratings are provided by rating agencies based on their analysis of the issuer’s credit worthiness.  The highest rating given is AAA and the lowest is C.

Sincerely,
Semper Capital Management, L.P.

Past performance is not a guarantee of future results.

Opinions expressed are those of Semper Capital Management, L.P. (“Semper”), the Funds’ investment adviser, and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.

The Funds invest in debt securities: As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. This risk is usually greater for longer-term debt securities. Recent turbulence in the financial markets and reduced liquidity in credit and fixed-income market may have an adverse effect on the Fund. Investments in Mortgage-Backed and Asset-Backed Securities include additional risks that investors should be aware of such as credit risk, interest rate risk, prepayment risk, real estate market risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Funds may not be suitable for all investors.

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In addition, the MBS Total Return Fund invests in lower-rated and non-rated securities that present a greater risk of loss to principal and interest than higher-rated securities. The Fund regularly makes short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. The Fund may invest in securities that are less liquid which can be difficult to sell. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund may invest in TBA securities which involve interest rate and investment exposure risks. The Fund may invest in When-Issued securities which may involve less favorable prices for securities, when delivered, and failure to deliver securities could cause a loss to the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete listing of Fund holdings, please refer to the Schedule of Investments in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Barclays Capital U.S. Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid ARM – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).  Pool aggregates must have at least $250 million outstanding with a weighted average maturity of at least one year.

The Barclays 1-3 Year U.S. Government Index covers U.S. Treasury and agency securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Barclays 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

Effective Duration: Calculation for bonds with cash flow variability.  It takes into account that expected cash flows will fluctuate as interest rates change.

Yield: Interest income divided by price for a bond or portfolio of bonds.

Yield to Maturity:  Anticipated rate of return on a bond or portfolio of bonds if held until the maturity date.

30 Day SEC Yield: Standardized yield which is calculated based on a 30-day period ending on the last day of the previous month.  It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

One cannot invest directly in an index.

This report must be preceded or accompanied by a prospectus.

The Semper Funds are distributed by Quasar Distributors, LLC.

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at November 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at November 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

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EXPENSE EXAMPLE at November 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 – 11/30/14).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% and 0.75% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Investor Class and Institutional Class, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at November 30, 2014 (Unaudited), Continued

MBS Total Return Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/14	11/30/14	6/1/14 – 11/30/14(1)
Investor Class
Actual	$1,000.00	$1,034.30	$5.10

Hypothetical (5% return	$1,000.00	$1,020.05	$5.06
before expenses)

Institutional Class
Actual	$1,000.00	$1,035.30	$3.83

Hypothetical (5% return	$1,000.00	$1,021.31	$3.80
before expenses)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Investor Class and Institutional Class are 1.00% and 0.75%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/14	11/30/14	6/1/14 – 11/30/14(1)
Investor Class
Actual(2)	$1,000.00	$1,005.50	$5.93

Hypothetical (5% return	$1,000.00	$1,019.15	$5.97
before expenses)(3)

Institutional Class
Actual(2)	$1,000.00	$1,006.80	$4.68

Hypothetical (5% return	$1,000.00	$1,020.41	$4.71
before expenses)(3)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

(2)	Excluding interest expense on short positions, your actual expenses would be $4.27 and $3.02 for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense on short positions, your hypothetical expenses would be $4.31 and $3.04 for the Investor Class and Institutional Class, respectively.

SEMPER MBS TOTAL RETURN FUND

Comparison of the change in value of a $1,000,000 investment in the
Semper MBS Total Return Fund – Institutional Class vs
the Barclays Capital U.S. MBS Index

		Since
	One	Inception
Average Annual Total Return	Year	(7/22/13)
Semper MBS Total Return Fund – Investor Class	8.84%	12.87%
Semper MBS Total Return Fund – Institutional Class	9.18%	13.16%
Barclays Capital U.S. MBS Index	5.42%	4.71%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-855-736-7799 (855-SEM-PRXX).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are  not available for investment.

The Barclays Capital U.S. MBS Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid adjustable rate mortgages – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Pool aggregates must have at least $250 million par outstanding with a weighted average maturity of at least one year.

SEMPER SHORT DURATION FUND

Comparison of the change in value of a $1,000,000 investment in the
Semper Short Duration Fund – Institutional Class vs
the Barclays Capital 1-3 Year Government Index

			Since
	One	Three	Inception
Average Annual Total Return	Year	Years	(12/23/10)
Semper Short Duration Fund – Investor Class	1.86%	1.95%	2.47%
Semper Short Duration Fund – Institutional Class	2.11%	2.20%	2.74%
Barclays Capital 1-3 Year Government Index	0.75%	0.61%	0.89%
Barclays Capital 1-3 Year U.S. Treasury Index	0.74%	0.57%	0.87%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-855-736-7799 (855-SEM-PRXX).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are  not available for investment.

The Barclays Capital 1-3 Year Government Index (the “Index”) includes Treasury and agency securities issued by the U.S. Government with a maturity from one up to (but not including) three years.  The Index contains only dollar denominated, investment grade issues with at least $250 million par outstanding.  The total return of the Index includes the reinvestment of income.

The Barclays 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.  The total return of the Index includes the reinvestment of income.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES – 6.4%
	American Residential Properties Trust
$890,000	1.904%, due 9/17/31, Series 2014-SFR1,
	Class B (a)(d)	$882,268
770,000	2.504%, due 9/17/31, Series 2014-SFR1,
	Class C (a)(d)	756,773
	Cajun Global, LLC
659,750	5.955%, due 2/20/41, Series 2011-1, Class A2 (d)	673,523
	CAN Capital Funding, LLC
1,210,000	3.117%, due 4/15/20, Series 2014-1A,
	Class A (d)(f)	1,203,194
	GE Business Loan Trust
97,541	0.442%, due 5/15/32, Series 2004-1, Class A (a)(d)	94,518
21,559	0.853%, due 5/15/32, Series 2004-1, Class B (a)(d)	20,502
	KeyCorp Student Loan Trust
552,492	0.764%, due 1/25/37, Series 2003-A, Class 2B (a)	484,911
	Newtek Small Business Loan Trust
1,500,000	3.606%, due 4/25/40, Series 2014-1,
	Class A (a)(d)(f)	1,500,000
	Oakwood Mortgage Investors, Inc.
277,145	0.403%, due 9/15/17, Series 2002-A, Class A1 (a)	240,465
	Structured Asset Securities Corp.
1,127,089	3.357%, due 1/25/31, Series 2003-AL2,
	Class A (d)	1,101,047
	Vericrest Opportunity Loan Trust
800,000	4.250%, due 9/25/43, Series 2014-NPL6,
	Class A2 (d)(f)	788,000
860,000	4.750%, due 11/25/54, Series 2014-NPL9,
	Class A2 (d)(f)	837,931
	Westgate Resorts, LLC
1,147,706	3.250%, due 12/20/26, Series 2014-1A,
	Class B (d)	1,150,323
	Total Asset-Backed Securities (cost $9,730,588)	9,733,455

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 0.3%
	GNMA REMIC Trust
$96,639	1.881%, due 3/16/46, Series 2013-46, Class AC (a)	$93,786
6,189,214	1.062%, due 8/16/52, Series 2012-25, Class IO (a)	385,603
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $510,277)	479,389

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 16.6%
	American Homes 4 Rent
500,000	2.750%, due 6/17/31, Series 2014-SFR1,
	Class E (a)(d)	456,052
	Banc of America Commercial Mortgage Trust
570,000	5.305%, due 12/10/42, Series 2004-6, Class G (a)(d)	564,612
660,000	5.547%, due 6/10/49, Series 2007-3, Class AJ (a)	686,320
	Barclays Commercial Mortgage Securities, LLC
770,000	2.714%, due 8/15/27, Series 2014-BXO,
	Class D (a)(d)	771,133
	Bayview Commercial Asset Trust
653,706	0.605%, due 4/25/35, Series 2005-1, Class M2 (a)(d)	572,878
537,947	0.555%, due 4/25/36, Series 2006-1,
	Class M2 (a)(d)	428,855
	Bear Stearns Commercial Mortgage Securities Trust
686,000	5.433%, due 3/11/39, Series 2006-PW11,
	Class D (a)(d)	631,854
478,000	4.898%, due 6/11/41, Series 2005-PWR8, Class D	457,965
510,000	5.611%, due 9/11/41, Series 2006-PW13,
	Class AJ (a)	527,579
33,826,795	0.080%, due 6/11/50, Series 2007-PW18,
	Class X1 (a)(d)	209,794
	Business Loan Express Business Loan Trust
24,854	1.155%, due 4/25/29, Series 2003-1A,
	Class A (a)(d)(f)	23,611
44,397	1.105%, due 5/15/29, Series 2003-AA,
	Class A (a)(d)(f)	40,846
343,397	0.955%, due 6/27/33, Series 2005-1A,
	Class M (a)(d)(f)	291,888

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Business Loan Express Business Loan Trust (Continued)
$639,518	0.395%, due 10/20/38, Series 2006-AA,
	Class A (a)(d)	$549,142
	CBA Commercial Small Balance Commercial Mortgage
938,945	0.405%, due 6/25/38, Series 2006-1A, Class A (a)(d)	616,189
	CNL Commercial Mortgage Loan Trust
111,354	0.795%, due 10/20/27, Series 2001-1A,
	Class A (a)(d)	102,648
171,498	2.655%, due 10/20/27, Series 2001-1A,
	Class B (a)(d)(f)	152,633
464,760	0.875%, due 3/23/28, Series 2001-2A,
	Class A (a)(d)	428,860
164,021	0.755%, due 10/25/28, Series 2002-1A,
	Class A (a)(d)	149,494
174,776	0.956%, due 3/27/29, Series 2002-2A,
	Class A (a)(d)	159,951
179,575	0.595%, due 10/25/30, Series 2003-2A,
	Class A1 (a)(d)	155,214
485,882	0.655%, due 5/15/31, Series 2003-1A,
	Class A1 (a)(d)	441,705
	Comm Mortgage Trust
1,600,000	5.377%, due 12/10/46, Series 2006-C8, Class AJ	1,623,367
	Credit Suisse First Boston Mortgage Securities
1,450,000	5.792%, due 1/15/37, Series 2004-C1,
	Class H (a)(d)	1,393,560
350,000	5.493%, due 11/15/37, Series 2004-C5,
	Class H (a)(d)	254,023
980,000	5.279%, due 8/15/38, Series 2005-C4,
	Class E (a)(d)	947,433
	Credit Suisse Commercial Mortgage Trust
1,000,000	5.538%, due 9/15/39, Series 2006-C4, Class AJ (a)	1,006,745
1,170,000	5.898%, due 9/15/39, Series 2007-C4, Class AJ (a)	1,229,052
	GE Commercial Mortgage Corp.
500,000	5.312%, due 11/10/45, Series 2005-C4, Class AJ (a)	504,842
	Invitation Homes Trust
300,000	2.400%, due 12/17/30, Series 2013-SFR1,
	Class D (a)(d)	289,581
910,000	1.655%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(d)	896,625

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	JP Morgan Chase Commercial Mortgage Securities Trust
$1,240,000	4.971%, due 9/12/37, Series 2005-CB12,
	Class B (a)	$1,194,755
800,000	5.300%, due 7/15/41, Series 2004-LN2,
	Class D (a)	740,132
100,000	5.865%, due 4/15/45, Series 2006-LDP7,
	Class B (a)	83,501
805,000	6.011%, due 2/15/51, Series 2007-LDP12,
	Class B (a)	777,570
	LB Commercial Mortgage Loan Trust
300,000	5.903%, due 7/15/44, Series 2007-C3, Class AJ (a)	307,514
	LB-UBS Commercial Mortgage Trust
440,000	5.094%, due 12/15/39, Series 2004-C8,
	Class G (a)(d)	439,274
	Lehman Brothers Small Balance Commercial
408,377	0.405%, due 2/25/30, Series 2005-1A,
	Class A (a)(d)	374,869
526,957	1.105%, due 2/25/30, Series 2005-1A,
	Class B (a)(d)	444,944
131,243	0.405%, due 9/25/30, Series 2005-2A,
	Class 1A (a)(d)	118,718
60,251	0.375%, due 4/25/31, Series 2006-1A,
	Class 1A (a)(d)	56,010
109,136	0.385%, due 4/25/31, Series 2006-1A,
	Class 2A (a)(d)	94,011
321,210	0.465%, due 4/25/31, Series 2006-1A,
	Class M1 (a)(d)	244,408
175,222	0.582%, due 4/25/31, Series 2006-1A,
	Class M2 (a)(d)	133,967
	ML-CFC Commercial Mortgage Trust
190,000	5.876%, due 6/12/46, Series 2006-2, Class B (a)(d)	186,750
	Morgan Stanley Capital I Trust
660,000	5.070%, due 12/13/41, Series 2005-T17,
	Class E (a)(d)	378,906
	Velocity Commercial Capital Loan Trust
1,869,000	6.052%, due 9/25/44, Series 2014-1,
	Class M2 (a)(d)(f)	1,869,000

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Wachovia Bank Commercial Mortgage Trust
$150,000	5.257%, due 7/15/42, Series 2005-C20,
	Class E (a)(d)	$148,213
400,000	5.360%, due 12/15/44, Series 2005-C22,
	Class B (a)	390,485
690,000	5.672%, due 10/15/48, Series 2006-C28,
	Class B (a)	674,614
220,000	5.368%, due 11/15/48, Series 2006-C29,
	Class AJ (a)	221,968
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $25,364,624)	25,444,060

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 0.2%
	FNMA REMIC Trust
222,361	2.000%, due 10/25/40, Series 2013-53, Class CB	219,469
	GNMA II Pool
85,137	2.523%, due 9/20/63, Pool #899223	92,648
	Total Residential Mortgage-Backed Securities –
	Agency (cost $288,346)	312,117

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 59.3%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 2000-LB1,
	Class AF5 (a)	590,092
	Accredited Mortgage Loan Trust
464,176	4.330%, due 6/25/33, Series 2003-1, Class A1	420,291
	ACE Security Corp. Home Equity Loan Trust
394,408	1.325%, due 7/25/33, Series 2003-NC1,
	Class M1 (a)	376,603
	Adjustable Rate Mortgage Trust
48,851	2.754%, due 8/25/35, Series 2005-4, Class 3A1 (a)	42,607
223,016	2.758%, due 9/25/35, Series 2005-5, Class 2A1 (a)	203,287
421,174	0.695%, due 11/25/35, Series 2005-6A,
	Class 1A1 (a)	351,688
	Aegis Asset Backed Securities Trust
1,555,006	1.205%, due 1/25/34, Series 2003-3, Class M1 (a)	1,484,639

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	AFC Home Equity Loan Trust
$151,113	1.085%, due 11/24/28, Series 1998-4,
	Class 2A2 (a)	$135,041
331,821	1.035%, due 2/25/29, Series 1999-1, Class 1A1 (a)	286,837
	AFC Trust Series
185,600	0.905%, due 10/25/30, Series 2000-3,
	Class 1A (a)(d)	164,512
	American Home Mortgage Investment Trust
102,922	5.064%, due 9/25/35, Series 2005-2, Class 5A1	101,951
344,545	6.100%, due 1/25/37, Series 2007-A,
	Class 13A1 (d)	207,592
245,266	1.914%, due 4/25/44, Series 2004-1, Class 3A (a)	240,912
	Amresco Residential Securities Mortgage Loan Trust
1,690,063	1.405%, due 11/25/29, Series 1999-1, Class M1 (a)	1,526,234
	Asset Backed Funding Certificates
84,605	2.255%, due 2/25/32, Series 2002-WF2,
	Class M2 (a)	84,056
	Banc of America Alternative Loan Trust
247,545	6.000%, due 7/25/34, Series 2004-6, Class 3A3	254,115
91,028	6.000%, due 12/25/34, Series 2004-11, Class 1CB1	93,415
1,723,497	6.000%, due 1/25/37, Series 2006-9, Class 2NC1	1,217,576
	Banc of America Funding Corp.
96,046	2.669%, due 12/20/34, Series 2004-B, Class 1A1 (a)	81,087
180,085	2.669%, due 12/20/34, Series 2004-B, Class 1A2 (a)	152,038
937,287	2.952%, due 12/20/34, Series 2004-B, Class 3A2 (a)	559,289
36,836	2.801%, due 12/20/34, Series 2004-C, Class 1B2 (a)	34,773
108,882	0.415%, due 5/20/35, Series 2005-C, Class A2 (a)	95,629
2,772,139	2.382%, due 9/20/35, Series 2005-F, Class 1X (a)	226,920
235,678	45.141%, due 7/25/47, Series 2007-5,
	Class 7A2 (a)	365,952
	Banc of America Mortgage Securities
173,890	5.500%, due 1/25/34, Series 2003-10, Class 1A2	174,852
	Bayview Financial Asset Trust
823,429	0.605%, due 3/25/37, Series 2007-SR1A,
	Class A (a)(d)	711,957
411,714	1.055%, due 3/25/37, Series 2007-SR1A,
	Class M2 (a)(d)(f)	345,840
	Bayview Financial Revolving Asset Trust
3,460,399	1.100%, due 12/28/40, Series 2005-E,
	Class A2A (a)(d)	2,462,126

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Bayview Financial Revolving Asset Trust (Continued)
$3,037,976	1.170%, due 12/28/40, Series 2005-E,
	Class A1 (a)(d)	$2,310,541
	Bear Stearns Adjustable Rate Mortgage Trust
406,925	2.663%, due 9/25/34, Series 2004-6, Class 2A2 (a)	319,297
86,504	5.606%, due 2/25/36, Series 2005-12,
	Class 24A1 (a)	84,242
	Bear Stearns ALT-A Trust
141,417	2.504%, due 11/25/34, Series 2004-11,
	Class 2A6A (a)	132,121
	Bear Stearns Asset Backed Securities Trust
170,628	5.500%, due 11/25/33, Series 2003-AC6, Class A3	160,551
2,183,188	0.623%, due 9/25/34, Series 2005-CL1,
	Class A1 (a)	2,104,034
14,054,609	0.530%, due 9/25/35, Series 2005-SD4,
	Class 1X (a)	397,375
	Bella Vista Mortgage Trust
299,810	0.695%, due 2/22/35, Series 2005-1, Class 2A (a)	263,290
	Carrington Mortgage Loan Trust
66,484	0.255%, due 6/25/37, Series 2007-HE1, Class A1 (a)	66,094
	CDC Mortgage Capital Trust
355,673	0.775%, due 1/25/33, Series 2002-HE1, Class A (a)	340,254
188,176	2.630%, due 3/25/34, Series 2003-HE4,
	Class M2 (a)	170,488
	Chase Funding Mortgage Loan Asset-Backed Certificates
194,298	6.333%, due 4/25/32, Series 2002-2, Class 1A5	198,763
357,187	5.159%, due 11/25/32, Series 2003-4, Class 1M1 (a)	328,265
	CIT Group Home Equity Loan Trust
533,019	6.710%, due 2/25/33, Series 2002-1, Class AF5	534,022
	Citicorp Mortgage Securities Trust
362,923	5.500%, due 6/25/36, Series 2006-3, Class 3A1	365,866
105,104	5.500%, due 2/25/37, Series 2007-2, Class 3A1	105,439
140,218	5.500%, due 7/25/37, Series 2007-6, Class 3A1	136,945
	Citigroup Mortgage Loan Trust
509,772	6.000%, due 7/25/34, Series 2004-NCM1,
	Class 2A2	528,602
260,062	2.650%, due 7/25/36, Series 2006-AR5,
	Class 1A3A	216,720

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Citigroup Mortgage Loan Trust (Continued)
$271,209	0.225%, due 1/25/37, Series 2008-RR1,
	Class A1A1 (a)(d)	$168,713
267,085	6.333%, due 1/25/37, Series 2007-OPX1,
	Class A4B	166,408
	CitiMortgage Alternative Loan Trust
297,824	6.000%, due 10/25/36, Series 2006-A5, Class 3A1	244,296
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E,
	Class B1 (a)(f)	370,229
	Countrywide Alternative Loan Trust
401,671	7.000%, due 9/25/34, Series 2004-J8, Class 1A1	370,548
391,667	5.500%, due 12/25/35, Series 2005-57CB,
	Class 3A3	342,228
275,046	6.000%, due 5/25/36, Series 2006-7CB, Class 1A6	237,105
305,390	6.000%, due 2/25/37, Series 2006-45T1,
	Class 1A15	246,364
	Countrywide Asset-Backed Certificates
8,701	4.456%, due 10/25/35, Series 2005-4, Class AF3 (a)	8,728
	Countrywide Home Equity Loan Trust
334,275	0.375%, due 12/15/29, Series 2004-G, Class 2A (a)	301,565
	Countrywide Home Loans
234,849	5.000%, due 6/25/18, Series 2003-15, Class 2A1	239,871
138,086	2.465%, due 8/25/34, Series 2004-12, Class 12A1 (a)	124,854
1,024,052	2.363%, due 10/20/34, Series 2004-15, Class 3A (a)	871,359
116,775	5.500%, due 10/25/34, Series 2004-19, Class A15	109,139
189,230	6.000%, due 10/25/34, Series 2005-8R, Class A3	190,285
84,053	0.575%, due 11/25/34, Series 2004-R2,
	Class 1AF1 (a)(d)	74,377
76,850	0.475%, due 3/25/35, Series 2005-2, Class 1A1 (a)	59,611
855,183	6.000%, due 3/25/35, Series 2005-R1, Class 2A1 (d)	865,441
751,121	2.742%, due 4/25/35, Series 2005-11, Class 1A2 (a)	668,310
88,490	18.411%, due 1/25/36, Series 2005-30, Class A2 (a)	114,470
180,090	2.528%, due 4/20/36, Series 2006-HYB2,
	Class 3A1 (a)	147,801
126,912	6.250%, due 10/25/36, Series 2006-15, Class A1	111,917
151,346	6.000%, due 12/25/36, Series 2008-2R, Class A1	146,604
238,042	2.550%, due 3/25/37, Series 2007-HYB1,
	Class 3A1 (a)	200,540

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Credit Suisse First Boston Mortgage Securities Corp.
$70,177	7.500%, due 6/25/20, Series 1997-2, Class A (d)	$70,616
563,228	5.118%, due 5/25/32, Series 2002-10, Class 1M2 (a)	538,945
223,806	2.234%, due 3/25/33, Series 2003-AR9,
	Class CB1 (a)	182,521
1,041,471	2.255%, due 2/25/34, Series 2004-AR1,
	Class 6M2 (a)	871,474
88,831	5.500%, due 2/25/35, Series 2005-1, Class 2A6	87,882
	Credit Suisse Mortgage Trust
452,855	5.000%, due 4/25/29, Series 2007-5, Class 9A2	447,214
241,233	5.750%, due 12/26/35, Series 2005-1R,
	Class 2A5 (d)	215,342
636,037	6.000%, due 5/27/36, Series 2009-12R,
	Class 15A1 (d)	656,808
101,217	6.500%, due 7/26/36, Series 2007-5R, Class A5	58,659
1,071,747	5.500%, due 11/25/36, Series 2006-9, Class 2A1	1,057,825
3,058,941	6.500%, due 11/25/36, Series 2006-9, Class 4A13	2,979,209
431,035	2.706%, due 4/30/37, Series 2011-6R,
	Class 4A2 (a)(d)	288,260
	CSAB Mortgage Backed Trust
113,360	5.898%, due 5/25/37, Series 2007-1, Class 1A1A (a)	67,351
	Delta Funding Home Equity Loan Trust
675,111	8.590%, due 5/15/30, Series 2000-1, Class M2	677,133
	Deutsche Alt-A Securities, Inc.
194,553	5.500%, due 12/25/35, Series 2005-6, Class 1A3	173,293
816,381	0.365%, due 5/25/37, Series 2007-AR3,
	Class 1A2 (a)	639,277
	EMC Mortgage Loan Trust
154,844	0.895%, due 5/25/40, Series 2001-A, Class A (a)(d)	140,708
	Encore Credit Receivables Trust
210,000	0.645%, due 10/25/35, Series 2005-3, Class M2 (a)	205,295
	EquiFirst Mortgage Loan Trust
301,082	0.635%, due 4/25/35, Series 2005-1, Class M3 (a)	240,797
	Equity One ABS, Inc.
370,416	0.795%, due 5/25/32, Series 2001-3, Class AV1 (a)	310,646
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1 (a)	81,744
102,686	5.221%, due 2/25/33, Series 2002-4, Class M1 (a)	96,076
	First Franklin Mortgage Loan Trust
747,368	0.775%, due 11/25/31, Series 2001-FF2, Class A1 (a)	674,984

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	First Horizon Alternative Mortgage Securities
$960,729	2.250%, due 5/25/35, Series 2005-AA3,
	Class 2A1 (a)	$768,050
237,299	2.240%, due 9/25/35, Series 2005-AA7,
	Class 2A1 (a)	209,124
	First Horizon Mortgage Pass-Through Trust
178,950	6.000%, due 8/25/36, Series 2006-2, Class 1A7	175,590
233,809	2.382%, due 7/25/37, Series 2007-AR2,
	Class 2A1 (a)	194,996
	GMACM Home Equity Loan Trust
1,217,344	5.120%, due 4/25/33, Series 2003-HE2, Class A4	1,237,310
	GS Mortgage Securities Corp.
106,100	7.500%, due 9/25/36, Series 2008-2R,
	Class 1A1 (a)(d)	92,226
876,132	7.500%, due 10/25/36, Series 2008-2R,
	Class 2A1 (a)(d)	723,998
	GSAA Home Equity Trust
184,018	0.425%, due 7/25/37, Series 2007-7, Class A4 (a)	154,621
	GSMPS Mortgage Loan Trust
210,045	7.587%, due 5/19/27, Series 1998-2, Class A (a)(d)	213,534
113,229	8.000%, due 1/25/36, Series 2006-RP1,
	Class 1A3 (d)	115,923
52,991	8.500%, due 1/25/36, Series 2006-RP1,
	Class 1A4 (d)	55,395
	GSR Mortgage Loan Trust
136,803	4.500%, due 1/25/21, Series 2006-2F, Class 5A1	130,350
1,270,853	0.455%, due 4/25/32, Series 2004-4, Class 2A4 (a)	1,084,417
245,933	7.495%, due 1/25/34, Series 2004-2F, Class 7A2 (a)	43,233
393,170	6.541%, due 11/25/34, Series 2004-13F,
	Class B1 (a)	298,930
156,861	0.485%, due 12/25/34, Series 2004-14,
	Class 2A1 (a)	141,546
869,118	2.767%, due 10/25/35, Series 2005-AR5,
	Class 1A1 (a)	765,370
154,151	5.500%, due 3/25/36, Series 2006-3F, Class 1A2	139,459
425,421	0.415%, due 8/25/46, Series 2006-OA1,
	Class 2A2 (a)	170,806
	GSRPM Mortgage Loan Trust
284,963	0.555%, due 3/25/37, Series 2007-1, Class A (a)(d)	239,856

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	HarborView Mortgage Loan Trust
$290,026	2.695%, due 2/25/36, Series 2006-2, Class 1A (a)	$218,939
381,565	3.403%, due 6/19/36, Series 2006-3, Class 1A (a)	257,650
	Home Equity Asset Trust
200,000	0.585%, due 2/25/36, Series 2005-8, Class M1 (a)	174,026
	HSI Asset Securitization Corp. Trust
2,604,000	0.405%, due 5/25/37, Series 2007-WF1,
	Class 2A4 (a)	2,052,465
	IMC Home Equity Loan Trust
746,120	6.695%, due 8/20/29, Series 1998-3, Class A7	778,414
	Impac CMB Trust
370,014	5.216%, due 12/25/32, Series 2002-9F, Class A1	372,442
154,070	0.995%, due 10/25/33, Series 2003-11, Class 2A1 (a)	156,043
384,861	1.055%, due 10/25/33, Series 2003-8, Class 2A1 (a)	382,953
167,242	0.975%, due 8/25/34, Series 2004-8, Class 3A (a)	158,986
390,984	1.055%, due 10/25/34, Series 2004-6, Class M2 (a)	329,230
191,638	1.805%, due 10/25/34, Series 2004-5, Class 1M4 (a)	177,103
422,130	1.880%, due 10/25/34, Series 2004-6, Class M4 (a)	369,173
777,711	1.805%, due 5/25/35, Series 2005-4, Class 2B1 (a)	780,439
44,328	0.905%, due 2/25/36, Series 2005-8, Class 2M2 (a)	39,402
	IndyMac INDX Mortgage Loan Trust
111,737	0.955%, due 5/25/34, Series 2004-AR10,
	Class 2A1 (a)	102,051
342,828	2.378%, due 6/25/35, Series 2005-AR7,
	Class 1A1 (a)	254,982
905,710	4.578%, due 12/25/35, Series 2006-R1, Class A3 (a)	730,302
260,382	2.595%, due 9/25/36, Series 2006-AR25,
	Class 6A1 (a)	237,197
	Irwin Home Equity
181,202	2.030%, due 1/25/34, Series 2004-A, Class M2 (a)	174,837
435,398	5.900%, due 9/25/37, Series 2006-3, Class 2A4 (d)	439,333
	Jefferies Securitization Trust
73,810	5.113%, due 7/26/37, Series 2009-R7,
	Class 9A1 (a)(d)	73,959
	JP Morgan Mortgage Trust
77,601	2.565%, due 2/25/35, Series 2005-A1, Class 4A1 (a)	78,748
108,409	2.781%, due 5/25/36, Series 2006-A3, Class 3A2 (a)	96,963

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Lavender Trust
$400,000	5.500%, due 9/26/35, Series 2010-RR6A,
	Class A3 (d)	$404,562
445,000	6.250%, due 9/26/36, Series 2010-RR10A,
	Class A3 (d)	457,972
223,000	6.000%, due 8/26/37, Series 2010-RR15A,
	Class A3 (d)	224,305
	Lehman Mortgage Trust
795,614	5.800%, due 1/25/36, Series 2005-3, Class 2A5	777,444
757,413	5.000%, due 4/25/36, Series 2006-2, Class 4A1	754,717
157,033	0.000%, due 6/25/37, Series 2007-5, Class PO1 (e)	113,923
354,889	0.000%, due 10/25/37, Series 2007-9, Class AP (e)	244,109
	Lehman Structured Securities Corp.
147,654	0.000%, due 7/26/24, Series 2002-GE1,
	Class A (d)(e)(f)	115,170
	Long Beach Mortgage Loan Trust
782,872	0.675%, due 1/21/31, Series 2000-1, Class AV1 (a)	730,427
	MASTR Adjustable Rate Mortgages Trust
402,757	0.485%, due 12/25/34, Series 2004-15, Class 6A1 (a)	343,315
27,748	2.455%, due 7/25/35, Series 2005-6, Class 5A1 (a)	23,691
	MASTR Alternative Loan Trust
195,247	4.500%, due 9/25/19, Series 2004-10, Class 1A1	193,952
	MASTR Asset Backed Securities Trust
444,945	1.880%, due 2/25/34, Series 2004-WMC1,
	Class M2 (a)	441,729
	MASTR Reperforming Loan Trust
131,773	6.000%, due 8/25/34, Series 2005-1, Class 1A1 (d)	128,685
688,838	0.505%, due 5/25/35, Series 2005-2,
	Class 1A1F (a)(d)	597,177
	Merrill Lynch Mortgage Investors Trust
96,039	2.138%, due 3/25/33, Series 2003-A2, Class 2M1 (a)	81,945
	Merrill Lynch Mortgage Synthetic
1,563,222	0.921%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(d)	1,468,301
310,000	0.966%, due 6/28/35, Series 2005-ACR1,
	Class M3 (a)(d)	251,830
	Morgan Stanley Dean Witter Capital I Trust
202,716	1.580%, due 10/25/31, Series 2001-NC3,
	Class M1 (a)	196,819

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Morgan Stanley Dean Witter Capital I Trust (Continued)
$97,118	1.430%, due 2/25/32, Series 2001-AM1,
	Class M1 (a)	$90,026
	Morgan Stanley Mortgage Loan Trust
311,583	2.429%, due 9/25/34, Series 2004-7AR,
	Class 2A7 (a)	307,691
503,099	6.000%, due 6/25/36, Series 2006-7, Class 5A2	452,689
	New Century Alternative Mortgage Loan Trust
114,614	5.576%, due 10/25/36, Series 2006-ALT2,
	Class AF2 (a)	70,176
	Nomura Asset Acceptance Corp.
447,293	6.872%, due 2/19/30, Series 2001-R1A,
	Class A (a)(d)	447,948
242,511	0.605%, due 2/25/35, Series 2004-R3,
	Class AF (a)(d)	205,211
2,785,294	0.415%, due 7/25/35, Series 2005-AR3,
	Class 1A1 (a)	2,225,617
	Option One Mortgage Loan Trust
39,872	1.355%, due 1/25/32, Series 2001-4, Class M1 (a)	34,276
	PAMEX Mortgage Trust
232,391	1.855%, due 7/25/29, Series 1999-A,
	Class M2 (a)(d)(f)	196,371
	People’s Choice Home Loan Securities Trust
275,000	0.835%, due 12/25/35, Series 2005-4, Class 1A3 (a)	150,734
	PHH Alternative Mortgage Trust
169,749	6.000%, due 5/25/37, Series 2007-2, Class 3A1	151,419
	Prime Mortgage Trust
705,827	7.000%, due 7/25/34, Series 2005-5, Class 1A1	718,743
162,649	8.000%, due 7/25/34, Series 2005-5, Class 1A3	172,605
1,244,400	6.000%, due 5/25/35, Series 2006-DR1,
	Class 2A2 (d)	1,245,624
	Provident Bank Home Equity Loan Trust
408,000	3.654%, due 1/25/30, Series 1998-4, Class A9 (a)	319,797
	RBSGC Mortgage Pass-Through Certificates
466,163	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	412,072
	RBSSP Resecuritization Trust
2,194,242	1.500%, due 7/26/37, Series 2010-4, Class 7A1X (d)	28,950
	Renaissance Home Equity Loan Trust
2,429,580	0.575%, due 11/25/34, Series 2004-3, Class AV1 (a)	2,260,440

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Residential Accredit Loans, Inc.
$465,425	0.425%, due 5/25/46, Series 2006-QO5,
	Class 3A4 (a)	$226,645
	Residential Asset Mortgage Products, Inc.
289,462	5.700%, due 10/25/31, Series 2001-RS3,
	Class AI5 (a)	293,942
213,941	5.910%, due 1/25/32, Series 2002-RS1,
	Class AI5 (a)	218,787
47,789	5.350%, due 6/25/32, Series 2004-RS7,
	Class AI4 (a)	46,652
253,535	0.775%, due 6/25/33, Series 2003-RS5,
	Class AIIB (a)	232,048
533,925	5.683%, due 9/25/33, Series 2003-RS8, Class MI1	458,206
2,570,000	0.535%, due 3/25/36, Series 2006-RS2,
	Class A3B (a)	2,026,512
	Residential Asset Securities Corp.
134,480	7.279%, due 4/25/32, Series 2002-KS2, Class AI5	138,713
519,765	4.620%, due 10/25/34, Series 2004-KS9,
	Class AI6 (a)	461,093
1,420,000	0.435%, due 4/25/36, Series 2006-EMX3,
	Class A3 (a)	1,172,919
	Residential Asset Securitization Trust
430,789	5.000%, due 8/25/19, Series 2004-A6, Class A1	428,538
	Residential Funding Mortgage Securities I, Inc.
340,000	4.750%, due 6/25/33, Series 2003-S13, Class A1	344,967
343,608	5.500%, due 9/25/33, Series A-503-S17, Class A5	358,633
95,089	5.500%, due 9/25/33, Series 2003-S17, Class A3	95,988
645,309	2.723%, due 8/25/35, Series 2005-SA3,
	Class 1A (a)	512,601
209,010	0.000%, due 6/25/36, Series 2006-S5, Class A4 (e)	133,209
233,390	3.494%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	207,995
	Residential Fundings Securities Corp.
834,609	1.012%, due 3/25/33, Series 2002-RP1,
	Class A1 (a)(d)	713,400
	Saxon Asset Securities Trust
344,527	7.144%, due 3/25/29, Series 2001-2, Class AF5	361,476

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Security National Mortgage Loan Trust
$177,047	0.805%, due 11/25/34, Series 2004-2,
	Class AV (a)(d)	$158,366
427,153	0.435%, due 1/25/37, Series 2006-3A,
	Class A1 (a)(d)	411,487
265,121	0.505%, due 4/25/37, Series 2007-1,
	Class 2A (a)(d)	225,433
	Southern Pacific Secured Assets Corp.
446,675	7.080%, due 3/25/28, Series 1998-1, Class A6 (a)	447,748
	STARM Mortgage Loan Trust
526,571	2.623%, due 2/25/37, Series 2007-1, Class 1A1	443,245
	Structured Adjustable Rate Mortgage Loan Trust
551,932	2.393%, due 7/25/34, Series 2004-8, Class 2A2 (a)	522,030
157,649	2.439%, due 3/25/35, Series 2005-4, Class 1A1 (a)	143,735
245,494	2.485%, due 11/25/35, Series 2005-21, Class 3A1 (a)	195,917
315,407	2.456%, due 7/25/36, Series 2006-6, Class 1A1 (a)	275,221
606,745	2.486%, due 6/25/37, Series 2007-5, Class 2A1 (a)	549,808
	Structured Asset Investment Loan Trust
414,507	1.205%, due 8/25/33, Series 2003-BC9,
	Class M1 (a)	390,998
	Structured Asset Securities Corp.
158,212	8.414%, due 12/25/29, Series 2004-SC1,
	Class A (a)(d)	155,542
599,776	2.721%, due 7/25/32, Series 2002-14A,
	Class 1A1 (a)	575,847
293,396	2.378%, due 7/25/33, Series 2003-24A,
	Class 5A (a)	287,296
232,298	2.477%, due 11/25/33, Series 2003-34A,
	Class 3A6 (a)	221,078
30,383	4.920%, due 3/25/34, Series 2004-6XS, Class M1	30,494
320,593	5.500%, due 2/25/35, Series 2005-1, Class 7A6	316,141
457,136	0.505%, due 4/25/35, Series 2005-RF2,
	Class A (a)(d)	379,607
371,544	0.595%, due 6/25/35, Series 2005-9XS,
	Class 2A3 (a)	317,009
1,720,000	0.455%, due 1/25/37, Series 2007-GEL1,
	Class A3 (a)(d)	1,051,777
	TBW Mortgage-Backed Trust
112,892	0.355%, due 9/25/36, Series 2006-4, Class A3 (a)	106,189

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Terwin Mortgage Trust
$401,457	1.555%, due 7/25/34, Series 2004-7HE,
	Class A3 (a)(d)	$370,016
460,000	1.505%, due 3/25/35, Series 2005-4HE,
	Class M3 (a)(d)	369,949
851,031	0.465%, due 7/25/36, Series 2005-12AL,
	Class AV2 (a)	821,380
	Truman Capital Mortgage Loan Trust
541,000	3.655%, due 3/25/37, Series 2005-1,
	Class M2 (a)(d)	511,923
	Wachovia Mortgage Loan Trust, LLC
217,509	2.676%, due 8/20/35, Series 2005-A, Class 1A1 (a)	179,208
280,140	2.490%, due 10/20/35, Series 2005-B, Class 1A1 (a)	230,412
	WAMU Mortgage Pass-Through Certificates
347,101	2.274%, due 10/25/36, Series 2006-AR12,
	Class 1A1	311,279
207,521	1.851%, due 7/25/42, Series 2002-AR9, Class 2A	194,972
	Washington Mutual Mortgage Pass-Through Certificates
89,089	5.500%, due 4/25/22, Series 2007-2, Class 3A1	79,566
	Washington Mutual MSC Mortgage
	Pass-Through Certificates
142,537	7.500%, due 7/25/34, Series 2004-RA4, Class 3A	149,611
	Wells Fargo Mortgage Backed Securities Trust
158,333	5.000%, due 5/25/20, Series 2005-5, Class 1A1	162,080
149,981	2.615%, due 1/25/35, Series 2004-DD,
	Class 1A1 (a)	150,086
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $89,685,014)	90,496,249

	U.S. GOVERNMENT AGENCIES – 7.1%
	FNMA TBA
3,000,000	3.500%, due 12/15/25 (b)	3,178,125
3,000,000	5.000%, due 12/15/40 (b)	3,326,719
4,000,000	4.000%, due 12/15/41 (b)	4,270,937
	Total U.S. Government Agencies
	(cost $10,756,641)	10,775,781

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	SHORT-TERM INVESTMENTS – 10.2%
15,599,000	First American Government Obligations Fund –
	Class Z, 0.01% (c)	$15,599,000
	Total Short-Term Investments (cost $15,599,000)	15,599,000
	Total Investments (cost $151,934,490) – 100.1%	152,840,051
	Liabilities less Other Assets – (0.1)%	(111,767)
	TOTAL NET ASSETS – 100.0%	$152,728,284

(a)	Variable rate security. Rate shown reflects the rate in effect at November 30, 2014.
(b)	Security purchased on a when-issued basis. As of November 30, 2014, the total cost of investments purchased on a when-issued basis was $10,756,641 or 7.0% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2014, the value of these investments was $45,194,465 or 29.6% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES – 12.1%
	American Residential Properties Trust
$610,000	1.904%, due 9/17/31, Series 2014-SFR1,
	Class B (a)(c)	$604,701
	Avis Budget Rental Car Funding AESOP, LLC
620,000	2.100%, due 3/20/19, Series 2012-3A, Class A (c)	625,952
	Bush Truck Leasing, LLC
345,873	5.000%, due 9/25/18, Series 2011-AA, Class B (c)	334,033
54,018	5.000%, due 9/25/18, Series 2011-AA, Class C (c)	47,115
	Can Capital Funding, LLC
550,000	3.117%, due 4/15/20, Series 2014-1A, Class A (d)	546,906
	Conseco Financial Corp.
43,990	6.820%, due 5/15/29, Series 1997-5, Class A6	44,399
	CPS Auto Receivables Trust
133,916	2.820%, due 4/16/18, Series 2011-A, Class A (c)	134,580
	Educational Services of America, Inc.
404,117	0.722%, due 2/26/29, Series 2013-1, Class A (a)(c)	404,349
	GE Business Loan Trust
96,100	0.442%, due 5/15/32, Series 2004-1, Class A (a)(c)	93,121
53,239	0.853%, due 5/15/32, Series 2004-1, Class B (a)(c)	50,630
	Hertz Vehicle Financing, LLC
670,000	1.120%, due 8/25/17, Series 2013-1A, Class A1	670,392
	KeyCorp Student Loan Trust
427,485	0.764%, due 1/25/37, Series 2003-A, Class 2B (a)	375,195
	Marriott Vacation Club Owner Trust
597,185	4.809%, due 7/20/31, Series 2009-2A, Class A	602,991
	Montefiore Medical Center
890,000	3.896%, due 5/20/27	918,883
	SLM Student Loan Trust
400,000	2.977%, due 9/15/32, Series 2003-C, Class A3 (a)	399,654
150,000	2.987%, due 9/15/32, Series 2003-C, Class A4 (a)	151,139
	Small Business Administration
	Participation Certificates
145,516	4.727%, due 2/10/19, Series 2009-P10A, Class 1	155,624
180,448	3.080%, due 9/1/19, Series 2009-10E, Class 1	186,430
175,882	4.233%, due 9/10/19, Series 2009-10B, Class 1	185,281
378	0.980%, due 9/1/22, Series 2012-10E, Class 1	372
	Structured Asset Securities Corp.
302,461	3.357%, due 1/25/31, Series 2003-AL2, Class A	295,473

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Westgate Resorts, LLC
$703,433	3.250%, due 12/20/26, Series 2014-1A, Class B	$705,037
	Total Asset-Backed Securities (cost $7,538,864)	7,532,257

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 13.1%
	GNMA REMIC Trust
206,682	2.237%, due 3/16/33, Series 2011-110, Class A	208,297
244,775	1.738%, due 1/16/34, Series 2011-161, Class A	245,449
668,476	1.350%, due 6/16/37, Series 2013-57, Class A	658,730
22,300	6.000%, due 12/20/39, Series 2010-14, Class QP	23,759
679,929	2.500%, due 8/16/41, Series 2014-52, Class CA (a)	688,959
688,168	2.400%, due 11/16/41, Series 2014-40, Class AC (a)	710,158
499,630	1.723%, due 8/16/42, Series 2013-46, Class AB	487,825
781,301	1.300%, due 2/16/46, Series 2013-68, Class AC	757,604
502,524	1.881%, due 3/16/46, Series 2013-46, Class AC (a)	487,686
1,139,555	1.884%, due 5/16/46, Series 2013-72, Class AC	1,104,017
1,129,065	1.042%, due 7/16/46, Series 2012-123, Class A	1,051,013
504,355	2.426%, due 3/16/48, Series 2013-78, Class AF	500,160
1,255,530	1.838%, due 8/16/51, Series 2013-15, Class AC	1,196,710
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $8,261,278)	8,120,367

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 19.6%
	American Homes 4 Rent
400,000	1.600%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	392,247
	Banc of America Commercial Mortgage Trust
840,000	5.785%, due 6/10/49, Series 2007-3, Class AJ (a)	873,498
179,058	5.754%, due 2/10/51, Series 2007-4, Class A4 (a)	196,904
1,232,889	6.173%, due 2/10/51, Series 2008-1, Class ASB (a)	1,257,002
	Banc of America Large Loan
34,779	4.867%, due 12/20/41, Series 2010-UB4,
	Class A4B (a)(c)(d)	34,779
	Bear Stearns Commercial Mortgage Securities Trust
135,000	4.750%, due 6/11/41, Series 2005-PWR8, Class AJ	136,728

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Bear Stearns Commercial Mortgage Securities (Continued)
$15,066,364	0.301%, due 1/12/45, Series 2007-T26,
	Class X1 (a)(c)	$66,156
500,000	5.886%, due 6/11/50, Series 2007-PW17,
	Class AJ (a)	510,313
61,503,263	0.080%, due 6/11/50, Series 2007-PW18,
	Class X1 (a)(c)	381,443
	Citigroup Commercial Mortgage Trust
140,000	5.682%, due 10/15/41, Series 2004-C2,
	Class H (a)(c)	128,572
	Comm Mortgage Trust
187,076	6.850%, due 8/15/33, Series 2000-C1,
	Class G (a)(c)	197,905
	Credit Suisse First Boston Mortgage Securities Corp.
430,000	5.493%, due 11/15/37, Series 2004-C5,
	Class H (a)(c)	312,085
	FFCA Secured Lending Corp.
786,712	7.850%, due 5/18/26, Series 1999-2,
	Class WA1C (c)(d)	826,047
317	7.770%, due 9/18/27, Series 2000-1, Class A2 (c)	317
	Invitation Homes Trust
295,272	1.400%, due 12/17/30, Series 2013-SFR1,
	Class A (a)(c)	294,607
90,000	1.662%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	88,677
1,000,000	1.762%, due 9/18/31, Series 2014-SFR2,
	Class B (a)(c)	988,124
	JP Morgan Chase Commercial Mortgage Securities Trust
820,000	5.337%, due 5/15/47, Series 2006-LDP9,
	Class AMS	822,426
	LB-UBS Commercial Mortgage Securities Trust
2,409,664	0.849%, due 11/15/38, Series 2006-C7,
	Class XCL (a)(c)	26,674
267,000	4.856%, due 2/15/40, Series 2005-C1, Class D (a)	267,877
	Lehman Brothers Small Balance Commercial
	Mortgage Pass-Through Certificates
244,200	1.105%, due 2/25/30, Series 2005-1A,
	Class B (a)(c)	206,194

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	ML-CFC Commercial Mortgage Trust
$500,000	5.876%, due 6/12/46, Series 2006-2, Class B (a)(c)	$491,447
150,000	0.384%, due 6/12/50, Series 2007-7,
	Class AMFL (a)(c)	121,846
	Morgan Stanley Capital I Trust
1,050,000	5.070%, due 12/13/41, Series 2005-T17,
	Class E (a)(c)	602,805
59,265	0.405%, due 4/12/49, Series 2007-HQ12,
	Class A2FL (a)	59,105
200,000	4.770%, due 7/15/56, Series 2005-IQ9, Class AJ	200,360
	Morgan Stanley Dean Witter Capital I Trust
467,540	6.000%, due 1/15/39, Series 2002-TOP7,
	Class H (c)	468,460
	Morgan Stanley Re-REMIC Trust
126,193	4.250%, due 12/19/40, Series 2011-KEY,
	Class A1 (c)	126,307
	Silver Bay Realty Trust
500,000	1.605%, due 9/17/31, Series 2014-1, Class B (a)(c)	488,881
	Wachovia Bank Commercial Mortgage Trust
19,386	0.235%, due 6/15/20, Series 2007-WHL8,
	Class A1 (a)(c)	19,342
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,503,316
	WaMu Mortgage Pass-Through Certificates
84,645	1.913%, due 2/27/34, Series 2002-AR2, Class A (a)	83,228
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $12,365,235)	12,173,672

	MUNICIPAL BONDS – 10.6%
	Alaska – 0.2%
	Alaska Housing Finance Corp. Revenue Bonds
145,000	5.200%, due 6/1/33 (Callable 6/1/17)	145,104

	Florida – 1.4%
	Capital Trust Agency, Inc. Revenue Bonds
525,000	3.750%, due 12/1/26 (Callable 12/1/22)	517,939
	Florida HomeLoan Corp.
328,376	2.800%, due 7/1/41 (Callable 1/1/20)	326,679
		844,618

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Georgia – 0.4%
	Georgia Housing & Finance Authority Revenue Bonds
$225,000	4.250%, due 12/1/24 (Callable 6/1/19)	$238,201

	Indiana – 0.2%
	Indiana Housing & Community Development
	Authority Revenue Bonds
120,000	4.550%, due 7/1/27 (Callable 7/1/16)	122,135

	Maryland – 0.2%
	Maryland Community Development
	Administration Revenue Bonds
115,000	4.000%, due 9/1/25 (Callable 3/1/22)	118,944

	Massachusetts – 1.7%
	Massachusetts Housing Finance Agency Revenue Bonds
400,000	4.782%, due 12/1/20 (Callable 6/1/20)	411,288
620,000	4.750%, due 12/1/23 (Callable 12/1/16) (AGM Insured)	651,149
		1,062,437
	Minnesota – 0.7%
	Minnesota Housing Finance Agency Revenue Bonds
455,144	2.350%, due 3/1/43 (Callable 7/1/22)	438,441

	New Hampshire – 0.8%
	New Hampshire Housing Finance Authority Revenue Bonds
465,000	3.750%, due 7/1/34 (Callable 7/1/23)	492,379

	New Jersey – 1.6%
	New Jersey Higher Education Assistance
	Authority Revenue Bonds
300,000	4.000%, due 12/1/23 (Callable 12/1/22)	313,791
	New Jersey Housing & Mortgage Finance Agency
350,000	1.960%, due 11/1/18	351,214
350,000	2.164%, due 11/1/19	348,681
		1,013,686
	Ohio – 0.8%
	Ohio Air Quality Development Authority Revenue Bonds
500,000	3.100%, due 3/1/23	514,440

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Oregon – 0.3%
	State of Oregon Housing & Community Services
	Department Revenue Bonds
$175,000	5.000%, due 1/1/42 (Callable 7/1/22)	$187,875

	South Carolina – 0.5%
	South Carolina State Housing Finance &
	Development Authority Revenue Bonds
290,000	5.150%, due 7/1/37 (Callable 7/1/15)
	(AMBAC Insured)	296,693

	Tennessee – 1.1%
	Memphis Center City Revenue Finance
	Corp. Revenue Bonds
445,000	4.180%, due 11/1/21 (AGM Insured)	483,599
	Tennessee Housing Development Agency Revenue Bonds
220,000	2.950%, due 1/1/17	226,363
		709,962
	Texas – 0.5%
	Bexar County Housing Finance Corp. Revenue Bonds
301,808	5.375%, due 10/1/39 (Callable 10/1/2016)	316,889

	Wisconsin – 0.2%
	Wisconsin Housing & Economic Development
	Authority Revenue Bonds
100,000	3.450%, due 4/1/20	105,373
	Total Municipal Bonds (cost $6,608,344)	6,607,177

	PRINCIPAL ONLY BOND – 0.6%
	South Carolina Student Loan Corp.
351,117	0.655%, due 1/25/41	347,722
	Total Principal Only Bond (cost $350,199)	347,722

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 5.8%
	FHLMC
25,453	8.850%, due 3/15/21, Series 129, Class H	28,563
115,720	3.250%, due 4/15/25, Series 3845, Class NA	119,210
27,562	3.500%, due 1/15/26, Series 3823, Class GA	29,091

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	FHLMC (Continued)
$41,899	3.500%, due 3/15/26, Series 3834, Class GA	$43,669
403,549	2.000%, due 3/15/42, Series 4024, Class KP	411,881
296,205	2.000%, due 11/15/42, Series 4135, Class BQ	291,692
392,707	1.316%, due 10/25/44, Series T-62, Class 1A1 (a)	398,759
	FNMA
1,684	3.000%, due 9/25/37, Series 2010-34, Class JD	1,684
148,496	3.000%, due 10/25/38, Series 2010-137, Class MC	151,403
93,967	2.500%, due 10/25/39, Series 2010-118, Class DJ	96,116
31,546	2.000%, due 10/25/40, Series 2012-113, Class PB	30,730
369,409	3.000%, due 1/25/42, Series 2012-80, Class HD	376,733
474,546	1.000%, due 3/25/43, Series 2013-14, Class PB	468,840
	GNMA
39,668	5.477%, due 6/20/37, Series 2008-55, Class WT (a)	42,752
643,780	1.250%, due 12/16/27, Series 2012-143, Class XC	627,620
37,113	4.000%, due 10/20/38, Series 2009-75, Class LC	38,690
299,701	3.500%, due 9/16/39, Series 2010-144, Class DK	310,235
127,195	2.500%, due 9/20/39, Series 2010-150, Class GD	128,611
	Total Residential Mortgage-Backed Securities –
	Agency (cost $3,589,465)	3,596,279

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 18.2%
	Aames Mortgage Trust
14,834	4.500%, due 3/25/33, Series 2002-2, Class A2	14,740
	Accredited Mortgage Loan Trust
114,177	0.895%, due 10/25/33, Series 2003-2, Class A3 (a)	102,201
	Ameriquest Mortgage Securities, Inc.
210	0.895%, due 11/25/34, Series 2004-R11,
	Class A2 (a)	210
	Amortizing Residential Collateral Trust
12,688	0.735%, due 7/25/32, Series 2002-BC4, Class A (a)	11,731
28,318	0.795%, due 8/25/32, Series 2002-BC6, Class A1 (a)	27,335
	AMRECSO Residential Securities
	Corp. Mortgage Loan Trust
391,766	7.300%, due 2/25/28, Series 1998-2, Class A5	391,659
150,057	0.635%, due 7/25/28, Series 1998-3, Class A7 (a)	134,856

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Argent Securities, Inc.
$53,091	2.780%, due 3/25/34, Series 2003-W7, Class M2 (a)	$48,225
233,287	0.795%, due 6/24/34, Series 2004-W9, Class A2 (a)	217,164
	Asset Backed Funding Certificates
16,875	0.505%, due 7/25/35, Series 2005-OPT1,
	Class A1MZ (a)	16,695
	Banc of America Funding Corp.
38,655	2.006%, due 1/26/37, Series 2009-R6,
	Class 3A1 (a)(c)	38,759
	Banc of America Mortgage Securities, Inc.
51,946	2.616%, due 12/25/34, Series 2004-K, Class 4A1 (a)	50,805
	BCMSC Trust
90,865	7.180%, due 12/15/29, Series 1999-B, Class A3 (a)	51,241
	Bear Stearns Asset Backed Securities Trust
7,437	0.815%, due 10/25/32, Series 2002-2, Class A-1 (a)	7,107
10,332	5.500%, due 10/25/33, Series 2003-AC5, Class A2	10,717
411,403	0.895%, due 1/25/34, Series 2003-ABF1,
	Class A (a)	397,996
872,856	0.623%, due 9/25/34, Series 2005-CL1,
	Class A1 (a)	841,210
	Bear Stearns Mortgage Securities, Inc.
123,207	6.392%, due 3/25/31, Series 1997-6, Class 1A (a)	129,894
	Carrington Mortgage Loan Trust
255,706	0.255%, due 6/25/37, Series 07-HE1, Class A1 (a)	254,206
	Centex Home Equity Loan Trust
43,835	4.250%, due 12/25/31, Series 2003-A, Class AF4	44,006
6,508	4.660%, due 12/25/32, Series 2002-D,
	Class AF6 (a)	6,605
	Citigroup Mortgage Loan Trust, Inc.
6,970	0.565%, due 12/25/33, Series 2003-HE4,
	Class A (a)(c)	6,980
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1 (a)	280,751
	Countrywide Alternative Loan Trust
19,845	5.500%, due 11/25/35, Series 2005-54CB,
	Class 1A7	19,944
63,587	5.500%, due 12/25/35, Series 2005-64CB,
	Class 1A7	63,570

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Countrywide Home Loans
$23,567	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	$24,031
	Countywide Asset-Backed Certificates
15,908	1.760%, due 1/25/34, Series 2004-BC1,
	Class M2 (a)	14,855
	Credit-Based Asset Servicing and Securitization
25,354	3.950%, due 1/25/33, Series 2003-CB1, Class AF	25,226
	Delta Funding Home Equity Loan Trust
39,295	0.575%, due 6/25/27, Series 1997-2, Class A7 (a)	37,113
	Encore Credit Receivables Trust
630,000	0.645%, due 10/25/35, Series 2005-3, Class M2 (a)	615,885
	Equity One Mortgage Pass-Through Trust
355,410	0.405%, due 7/25/34, Series 2004-2, Class AV2 (a)	300,564
	GMACM Home Equity Loan Trust
290,322	0.595%, due 12/25/26, Series 2001-HE2,
	Class 1A1 (a)	256,817
277,052	4.590%, due 4/25/33, Series 2003-HE2, Class A5	279,064
	GSAA Trust
27,794	5.053%, due 4/25/34, Series 2004-3, Class M1	26,521
	GSMPS Mortgage Loan Trust
66,187	7.500%, due 1/25/35, Series 2005-RP1, Class 1A2 (c)	68,997
	HSI Asset Securitization Corp. Trust
25,000	0.445%, due 1/25/36, Series 2006-OPT2,
	Class 2A4 (a)	23,849
680,000	0.405%, due 5/25/37, Series 2007-WF1,
	Class 2A4 (a)	535,974
	Impac CMB Trust
429,833	5.216%, due 12/25/32, Series 02-9F, Class A1	432,654
69,378	5.867%, due 12/25/32, Series 02-9F, Class M1	70,209
	Irwin Home Equity Loan Trust
385,321	5.420%, due 6/25/35, Series 2005-1, Class M1	388,825
	Mastr Resecuritization Trust
25,088	2.905%, due 8/25/35, Series 2005-3CI,
	Class N1 (a)(c)	25,058
	Mastr Specialized Loan Trust
50,791	5.006%, due 7/25/35, Series 2005-02,
	Class A2 (a)(c)	50,892

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Mellon Residential Funding Corp.
	Mortgage Pass-Through Trust
$134,909	2.609%, due 10/20/29, Series 1999-TBC3,
	Class A2 (a)	$136,605
	Merrill Lynch Mortgage Synthetic
1,000,000	0.921%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(c)	939,278
	RASC Trust
100,000	0.635%, due 8/25/35, Series 2005-KS8,
	Class M3 (a)	93,942
345,983	0.275%, due 2/25/37, Series 2007-KS2,
	Class AI2 (a)	340,553
	Renaissance Home Equity Loan Trust
373,781	0.575%, due 11/25/34, Series 2004-3, Class AV1 (a)	347,760
	Residential Asset Mortgage Products, Inc.
167,377	1.055%, due 8/25/34, Series 2004-RS8,
	Class MII1 (a)	157,023
	Residential Funding Mortgage Securities I, Inc.
78,769	3.494%, due 11/25/36, Series 2006-SA4, Class 2A1 (a)	70,198
	Saxon Asset Securities Trust
19,567	1.280%, due 12/25/32, Series 2002-3, Class M1 (a)	18,346
	Specialty Underwriting & Residential Finance Trust
149,126	0.855%, due 8/25/34, Series 2003-BC3, Class A (a)	138,829
	Structured Adjustable Rate Mortgage Loan Trust
119,022	0.800%, due 3/25/35, Series 2005-6XS, Class A4 (a)	118,363
	Structured Asset Securities Corp. Mortgage Loan Trust
485,598	5.000%, due 3/25/35, Series 2005-4XS, Class 1A3	492,321
	Structured Asset Securities Corp.
	Mortgage Pass-Through Certificates
49,556	3.450%, due 2/25/32, Series 2002-AL1, Class A2	49,436
134,443	0.735%, due 1/25/33, Series 2002-HF1, Class A (a)	125,716
142,968	1.130%, due 12/25/33, Series 2003-S2,
	Class M1A (a)	136,073
428,903	5.370%, due 12/25/33, Series 2003-S2, Class M1F	430,343
	Terwin Mortgage Trust
831,338	0.465%, due 7/25/36, Series 2005-12AL,
	Class AV2 (a)	802,373
	UCFC Home Equity Loan
15,077	6.905%, due 4/15/30, Series 1998-D, Class MF1	15,552

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Wells Fargo Mortgage Backed Securities Trust
$428,518	2.615%, due 1/25/35, Series 04-DD, Class 1A1 (a)	$428,817
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $10,904,046)	11,186,669

	U.S. GOVERNMENT AGENCIES – 0.9%
	Aurora Military Housing LLC
500,000	5.350%, due 12/15/25 (d)	541,250
	Total U.S. Government Agencies (cost $551,432)	541,250

	SHORT-TERM INVESTMENTS – 26.9%
	Private Placement Participation Agreements – 5.8%
611,000	Abington Emerson Reo III, 9.000%, 12/31/16 (d)(e)	611,000
1,028,194	BasePoint – BP GFM Trust 10.000%, 5/5/17 (d)(g)	1,028,194
	BasePoint – BP Trust Series SLP-III,
236,004	8.000%, 5/5/17 (d)(h)	236,004
250,000	10.000%, 5/5/17 (d)(h)	250,000
	BasePoint Merchant Lending Trust, Series SPL-II
1,504,299	8.000%, due 5/31/15 (d)(f)	1,504,299
	Total Private Placement
	Participation Agreements (cost $3,629,497)	3,629,497

	Repurchase Agreements – 13.3%
3,142,500	RBC Capital Markets Corp.
	0.000%, dated 11/26/14, matures 12/3/14,
	repurchase price $3,142,500,
	collateralized by U.S. Treasury securities (i)	3,142,500
5,100,000	RBC Capital Markets Corp.
	0.000%, dated 11/26/14, matures 12/3/14,
	repurchase price $5,100,000,
	collateralized by U.S. Treasury securities (i)	5,100,000
	Total Repurchase Agreements (cost $8,242,500)	8,242,500

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2014, Continued

Principal
Amount/Shares		Value
	Money Market Fund – 7.8%
4,834,386	First American Government Obligations Fund –
	Class Z, 0.01% (b)	$4,834,386
	Total Money Market Fund (cost $4,834,386)	4,834,386
	Total Short-Term Investments (cost $16,706,383)	16,706,383
	Total Investments (cost $66,875,246) – 107.5%	66,811,776
	Liabilities less Other Assets – (7.5)%	(4,672,792)
	TOTAL NET ASSETS – 100.0%	$62,138,984

(a)	Variable rate security. Rate shown reflects the rate in effect at November 30, 2014.
(b)	Rate shown is the 7-day annualized yield as of November 30, 2014.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2014, the value of these investments was $9,687,360 or 15.6% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of November 30, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Abington Emerson Reo III.
(f)	Agreement is illiquid as of November 30, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint Merchant Lending Trust, Series SPL-II.
(g)	Agreement is illiquid as of November 30, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP GFM Trust.
(h)	Agreement is illiquid as of November 30, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Trust Series SLP-III.
(i)	The Fund has sold the collateral related to the repurchase agreements held. See Note 2(F) in the Notes to Financial Statements for additional information.
AGM – Assured Guaranty Municipal Corp.
AMBAC – Ambac Assurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2014

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $151,934,490 and
$66,875,246, respectively)	$152,840,051	$66,811,776
Cash	13,083,318	36,853
Receivables
Fund shares issued	80,606	—
Securities sold	3,345	3,400,376
Interest	355,527	255,248
Prepaid expenses	29,837	6,411
Total assets	166,392,684	70,510,664

LIABILITIES
Due to broker (See Note 2(F))	—	8,286,289
Payables
Distributions	168,255	—
Investments purchased	13,348,082	—
Fund shares redeemed	25,963	519
Due to Adviser	47,515	10,592
12b-1 fees	6,106	2,057
Custody fees	1,233	2,837
Administration and fund accounting fees	30,452	29,271
Transfer agent fees and expenses	7,258	13,587
Audit fees	20,100	20,100
Shareholder reporting	4,975	2,668
Chief Compliance Officer fee	2,250	2,255
Legal fees	1,576	1,105
Accrued expenses	635	400
Total liabilities	13,664,400	8,371,680
NET ASSETS	$152,728,284	$62,138,984

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2014, Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$26,120,699	$906,766
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,356,966	89,002
Net asset value, offering and
redemption price per share	$11.08	$10.19
Institutional Class
Net assets applicable to shares outstanding	$126,607,585	$61,232,218
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	11,416,546	6,003,556
Net asset value, offering and
redemption price per share	$11.09	$10.20

COMPONENTS OF NET ASSETS
Paid-in capital	$150,792,649	$62,306,510
Accumulated net investment income/(loss)	62,875	122,105
Accumulated net realized gain from
investments and securities sold short	967,199	50,995
Net unrealized appreciation/(depreciation) on:
Investments	905,561	(63,470)
Securities sold short	—	(277,156)
Net assets	$152,728,284	$62,138,984

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Year Ended November 30, 2014

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$4,409,776	$1,994,417
Total income	4,409,776	1,994,417

Expenses
Advisory fees (Note 4)	331,631	219,035
Administration and fund
accounting fees (Note 4)	124,952	135,975
Transfer agent fees and expenses (Note 4)	79,260	42,234
Registration fees	44,852	5,962
Audit fees	20,100	20,100
12b-1 fees – Investor Class (Note 5)	16,452	2,329
Custody fees (Note 4)	14,367	12,592
Chief Compliance Officer fee (Note 4)	11,265	14,102
Legal fees	8,056	13,761
Trustees fees	7,616	8,277
Printing and mailing expense	4,542	4,209
Miscellaneous	4,435	6,865
Insurance expense	1,790	1,467
Interest expense (Note 7)	1,268	—
Total expenses before interest expense	670,586	486,908
Interest expense	—	185,232
Less: Advisory fees waived
by Adviser (Note 4)	(101,415)	(109,081)
Net expenses	569,171	563,059
Net investment income	3,840,605	1,431,358

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	1,266,462	220,110
Net change in unrealized
appreciation/(depreciation) on investments	430,966	(316,878)
Net realized and unrealized
gain/(loss) on investments	1,697,428	(96,768)
Net Increase in Net Assets
Resulting from Operations	$5,538,033	$1,334,590

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

		July 22, 2013*
	Year Ended	through
	November 30, 2014	November 30, 2013
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,840,605	$124,910
Net realized gain from investments	1,266,462	97,890
Net change in unrealized
appreciation on investments	430,966	474,595
Net increase in net assets
resulting from operations	5,538,033	697,395

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(384,349)	(13,397)
Institutional Class	(3,698,272)	(121,568)
From net realized gain on investments
Investor Class	(5,327)	—
Institutional Class	(76,880)	—
Total distributions to shareholders	(4,164,828)	(134,965)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares (a)	117,810,772	32,981,877
Total increase in net assets	119,183,977	33,544,307

NET ASSETS
Beginning of Period	33,544,307	—
End of Period	$152,728,284	$33,544,307
Accumulated net investment income	$62,875	$5,679

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		July 22, 2013* through
	November 30, 2014		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,458,968	$27,281,113	276,849	$2,909,851
Shares issued on
reinvestments
of distributions	33,694	371,483	1,256	13,397
Shares redeemed	(411,841)	(4,531,804)	(1,960)	(20,666)
Net increase	2,080,821	$23,120,792	276,145	$2,902,582

Institutional Class
	Year Ended		July 22, 2013* through
	November 30, 2014		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,177,177	$134,517,784	2,929,268	$30,966,718
Shares issued on
reinvestments
of distributions	263,482	2,893,967	11,377	121,568
Shares redeemed	(3,867,797)	(42,721,771)	(96,961)	(1,008,991)
Net increase	8,572,861	$94,689,980	2,843,684	$30,079,295

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2014	November 30, 2013
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,431,358	$679,571
Net realized gain from investments	220,110	94,841
Net change in unrealized
appreciation/(depreciation) from investments	(316,878)	(307,292)
Net increase in net assets
resulting from operations	1,334,590	467,120

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(18,410)	(15,213)
Institutional Class	(1,374,651)	(732,945)
From net realized gain on investments
Investor Class	(2,429)	(2,616)
Institutional Class	(102,393)	(66,022)
Total distributions to shareholders	(1,497,883)	(816,796)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares (a)	9,747,595	28,998,243
Total increase in net assets	9,584,302	28,648,567

NET ASSETS
Beginning of Year	52,554,682	23,906,115
End of Year	$62,138,984	$52,554,682
Accumulated net investment income	$122,105	$216

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	November 30, 2014		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,905	$152,484	146,301	$1,507,378
Shares issued on
reinvestments
of distributions	2,037	20,812	1,730	17,772
Shares redeemed	(42,636)	(434,641)	(115,682)	(1,191,817)
Net increase/(decrease)	(25,694)	$(261,345)	32,349	$333,333

Institutional Class
	Year Ended		Year Ended
	November 30, 2014		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,649,991	$16,821,584	4,566,440	$46,763,443
Shares issued on
reinvestments
of distributions	144,375	1,477,044	75,535	776,117
Shares redeemed	(809,909)	(8,289,688)	(1,839,065)	(18,874,650)
Net increase	984,457	$10,008,940	2,802,910	$28,664,910

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
		July 22, 2013*
	Year Ended	through
	November 30, 2014	November 30, 2013
Net asset value, beginning of period	$10.75	$10.00

Income from investment operations:
Net investment income	0.55 ^	0.08
Net realized and unrealized
gain on investments	0.38	0.75
Total from investment operations	0.93	0.83

Less distributions:
From net investment income	(0.57)	(0.08)
From net realized gain on investments	(0.03)	—
Total distributions	(0.60)	(0.08)

Net asset value, end of period	$11.08	$10.75

Total return	8.84%	8.31	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$26,121	$2,969
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.12%	3.80	%++
After fee waiver and expense reimbursement	1.00%	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver and expense reimbursement	4.83%	1.45	%++
After fee waiver and expense reimbursement	4.95%	4.25	%++
Portfolio turnover rate	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
		July 22, 2013*
	Year Ended	through
	November 30, 2014	November 30, 2013
Net asset value, beginning of period	$10.75	$10.00

Income from investment operations:
Net investment income	0.58 ^	0.08
Net realized and unrealized
gain on investments	0.38	0.75
Total from investment operations	0.96	0.83

Less distributions:
From net investment income	(0.59)	(0.08)
From net realized gain on investments	(0.03)	—
Total distributions	(0.62)	(0.08)

Net asset value, end of period	$11.09	$10.75

Total return	9.18%	8.35	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$126,607	$30,576
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	0.89%	3.65	%++
After fee waiver and expense reimbursement	0.75%	0.75	%++
Ratio of net investment income
to average net assets:
Before fee waiver and expense reimbursement	5.10%	1.54	%++
After fee waiver and expense reimbursement	5.24%	4.44	%++
Portfolio turnover rate	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
				December 23,
				2010*
				through
	Year Ended November 30,			November 30,
	2014	2013	2012	2011
Net asset value, beginning of period	$10.23	$10.39	$10.25	$10.00

Income from investment operations:
Net investment income	0.13 ^	0.13	0.11	0.14
Net realized and unrealized
gain/(loss) on investments	0.06	(0.11)	0.27	0.25
Total from investment operations	0.19	0.02	0.38	0.39
Less distributions:
From net investment income	(0.21)	(0.15)	(0.13)	(0.14)
From net realized gain
on investments	(0.02)	(0.03)	(0.11)	—
Total distributions	(0.23)	(0.18)	(0.24)	(0.14)
Net asset value, end of period	$10.19	$10.23	$10.39	$10.25

Total return	1.86%	0.18%	3.84%	3.89	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$907	$1,173	$856	$207
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.84%	2.91%	3.40%	8.07	%++
After fee waiver and
expense reimbursement#	1.13%	0.92%	0.85%	0.85	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	0.58%	(0.69)%	(1.47)%	(5.70	)%++
After fee waiver and
expense reimbursement	1.29%	1.30%	1.08%	1.52	%++
Portfolio turnover rate	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.85% and 0.85% for the years ended November 30, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
				December 23,
				2010*
				through
	Year Ended November 30,			November 30,
	2014	2013	2012	2011
Net asset value, beginning of period	$10.24	$10.40	$10.26	$10.00

Income from investment operations:
Net investment income	0.24 ^	0.16	0.14	0.16
Net realized and unrealized
gain/(loss) on investments	(0.03)	(0.12)	0.27	0.26
Total from investment operations	0.21	0.04	0.41	0.42
Less distributions:
From net investment income	(0.23)	(0.17)	(0.16)	(0.16)
From net realized gain
on investments	(0.02)	(0.03)	(0.11)	—
Total distributions	(0.25)	(0.20)	(0.27)	(0.16)
Net asset value, end of period	$10.20	$10.24	$10.40	$10.26

Total return	2.11%	0.42%	4.10%	4.22	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$61,232	$51,382	$23,050	$6,478
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.06%	1.15%	2.51%	4.27	%++
After fee waiver and
expense reimbursement#	0.90%	0.68%	0.60%	0.60	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.14%	1.09%	(0.58)%	(1.97	)%++
After fee waiver and
expense reimbursement	2.30%	1.56%	1.33%	1.70	%++
Portfolio turnover rate	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the years ended November 30, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds.

The investment objective of the Semper MBS Total Return Fund (“MBS Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  The Funds currently offer Investor Class shares and Institutional Class shares.  The MBS Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 for the MBS Total Return Fund and 2011-2013 for the Short Duration Fund or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The MBS Total Return Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The Short Duration Fund distributes substantially all net investment income, if any, daily and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144a under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  All of the restricted securities held by the Funds at November 30, 2014 consist of securities issued under Rule 144a and have all been deemed to be liquid.

E.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At November 30,

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

2014, the Short Duration Fund had investments in illiquid securities with a total value of $3,629,497 or 5.84% of net assets.
Information concerning these illiquid securities is as follows:

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
Abington Emerson Reo III	$611,000	3/14 – 6/14	$611,000
BasePoint – BP GFM Trust	1,028,194	5/14 – 8/14	1,028,194
BasePoint – BP Trust Series
SLP-III – 8.00%	236,004	10/14	236,004
BasePoint – BP Trust Series
SLP-III – 10.00%	250,000	10/14	250,000
BasePoint Merchant Lending
Trust, Series SPL-II	1,504,299	11/14	1,504,299

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, the Short Duration Fund enters into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Fund, through the custodian, takes possession of securities collateralizing the repurchase agreement.  The Fund received U.S. Treasury Notes as collateral.  As of November 30, 2014, the Fund had sold the collateral.  The value of the Fund’s obligation to return repurchase agreement related collateral is as stated in the statements of assets and liabilities and is reflected as a liability in the Due to broker account.  Interest payments made by the Fund relating to the repurchase agreements are reflected as interest expense in the statements of operations.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the statements of assets and liabilities:

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	Offset in the Statement
	Amounts of	Statements	Statement	of Assets and Liabilities
	Recognized	of	of		Collateral
	Assets or	Assets and	Assets and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Repurchase
Agreements	$8,242,500	$(8,242,500)	$—	$—	$—	$—
	$8,242,500	$(8,242,500)	$—	$—	$—	$—
Liabilities:
Due to broker	$8,286,289	$(8,242,500)	$43,789	$—	$—	$43,789
	$8,286,289	$(8,242,500)	$43,789	$—	$—	$43,789

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

New Accounting Pronouncement:  In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.”  ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements disclosures.

G.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2014, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed Net	Accumulated Net	Paid-In
	Income Investment	Realized Gain	Capital
MBS Total Return Fund	$299,212	$(299,212)	$—
Short Duration Fund	83,592	(83,592)	—

H.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of November 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or  less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2014:

MBS Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$5,404,330	$4,329,125	$9,733,455
Commercial Mortgage-Backed
Securities – Agency	—	479,389	—	479,389
Commercial Mortgage-Backed
Securities – Non-Agency	—	23,066,082	2,377,978	25,444,060
Residential Mortgage-Backed
Securities – Agency	—	312,117	—	312,117
Residential Mortgage-Backed
Securities – Non-Agency	—	89,468,639	1,027,610	90,496,249
U.S. Government Agencies	—	10,775,781	—	10,775,781
Total Fixed Income	—	129,506,338	7,734,713	137,241,051
Short-Term Securities	15,599,000	—	—	15,599,000
Total Investments	$15,599,000	$129,506,338	$7,734,713	$152,840,051

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

Short Duration Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$—	$6,985,351	$546,906	$7,532,257
Commercial Mortgage-Backed
Securities – Agency	—	8,120,367	—	8,120,367
Commercial Mortgage-Backed
Securities – Non-Agency	—	11,312,846	860,826	12,173,672
Municipal Bonds	—	6,607,177	—	6,607,177
Principal Only Bond	—	347,722	—	347,722
Residential Mortgage-Backed
Securities – Agency	—	3,596,279	—	3,596,279
Residential Mortgage-Backed
Securities – Non-Agency	—	11,186,669	—	11,186,669
U.S. Government Agencies	—	—	541,250	541,250
Total Fixed Income	—	48,156,411	1,948,982	50,105,393
Private Placement
Participation Agreements	—	—	3,629,497	3,629,497
Money Market Fund	4,834,386	—	—	4,834,386
Repurchase Agreements	—	8,242,500	—	8,242,500
Total Assets	$4,834,386	$56,398,911	$5,578,479	$66,811,776
Liabilities:
Securities Sold Short	$—	$8,249,219	$—	$8,249,219
Total Liabilities	$—	$8,249,219	$—	$8,249,219

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at November 30, 2014, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

MBS Total Return Fund

	Investments in Securities, at Value
		Commercial	Residential	Residential
	Asset-Backed	MBS –	MBS –	MBS –
	Securities	Non-Agency	Agency	Non-Agency
Balance as of November 30, 2013	$—	$—	$101,378	$369,674
Accrued discounts/premiums	—	4,301	(385)	15,824
Realized gain/(loss)	—	2,591	(577)	12,724
Change in unrealized
appreciation/(depreciation)	(3,637)	5,169	2,285	(7,699)
Purchases	4,332,762	2,385,037	317	697,383
Sales	—	(19,120)	(10,370)	(60,296)
Transfers in and/or out of Level 3	—	—	(92,648)	—
Balance as of November 30, 2014	$4,329,125	$2,377,978	$—	$1,027,610

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2014, and still classified as level 3 was $(6,167).

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund

	Investments in Securities, at Value
				Private
		Commercial	U.S.	Placement
	Asset-Backed	MBS –	Government	Participation
	Securities	Non-Agency	Agencies	Agreements
Balance as of November 30, 2013	$—	$—	$—	$1,668,741
Accrued discounts/premiums	—	(5,140)	(2,126)	—
Realized gain/(loss)	—	(13,438)	—	(1,173)
Change in unrealized
appreciation/(depreciation)	(3,087)	(4,394)	(10,182)	—
Purchases	549,993	1,342,829	553,558	8,257,218
Sales	—	(459,031)	—	(6,295,289)
Transfers in and/or out of Level 3	—	—	—	—
Balance as of November 30, 2014	$546,906	$860,826	$541,250	$3,629,497

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2014, and still classified as level 3 was $(17,663).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  The Funds’ primary pricing service was unable to provide pricing for 15 securities held on November 30, 2014.  The Valuation Committee utilized indicative market

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  The primary pricing service was not able to provide pricing for one new security in the MBS Total Return Fund which was priced at its cost.  One security held in both Funds was valued based on a price provided by the primary pricing service, however, the price was based on a single broker quote.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for the private placement participation agreements classified as level 3 securities as of November 30, 2014, are as follows:

Investments	Value at	Valuation	Unobservable
in Securities	11/30/14	Technique(s)	Input	Input Values
Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 9.5%, approximately 5% higher than
Agreements –			par based on	the yield of the Barclays Capital High Yield
Abington			deal cash flow,	Loan Index. In our view, the credit quality
Emerson		Valued	illiquidity and	of the loan participation is higher than the
Reo III	$611,000	at par	short maturity.	average quality of the Barclays Loan Index
from a combination of 15% subordination,
approximately 50% overcollateralization,
and access to timely loan cash flow
information. The liquidity of the loan
participation is materially lower than the
Barclays Loan Index constituent liquidity,
however, that is largely offset by the
approximate 1.2 year average life. A yield
spread of 5% was appropriate at the time of
purchase and remains appropriate. Since
purchase, cash flows have been as expected
with no asset quality deterioration. As of
11/30/14, the Index current yield remains
roughly unchanged and a price of par results
in the same yield spread.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 8%, which was approximately 3.5%
Agreements –			par based on	higher than the yield of the Barclays
Basepoint –			deal cash flow,	Capital High Yield Loan Index. In our view,
BP GFM		Valued	illiquidity and	the credit quality of the loan participation is
Trust	$1,028,194	at par	short maturity.	higher than the average quality of the Index
from a combination of significant
subordination, overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the approximate 1.2 year
average life. A yield spread of 3.5% was
appropriate at the time of purchase and
remains appropriate. Since purchase, cash
flows have been as expected with no asset
quality deterioration. As of 11/30/14, the
Index current yield remains roughly
unchanged and a price of par results in the
same yield spread.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 9%, which was approximately 4.5%
Agreements –			par based on	higher than the current yield of the Barclays
Basepoint – BP			deal cash flow,	Capital High Yield Loan Index. The credit
Trust Series		Valued	illiquidity and	quality of the loan participation is higher
SLP-III	$236,004	at par	short maturity.	than the average quality of the Barclays
Loan Index from a combination of 5%
subordination, transaction structure allowing
losses more than 3 times greater than base
case before any interest rate impairment and
over 4.5 times before any principal
impairment. The liquidity of the loan
participation is materially lower than the
Barclays Loan Index constituent liquidity,
however, that is largely offset by the
approximate 1.5 year average life. A yield
spread of 4.5% was appropriate at the time
of purchase and remains appropriate. Since
purchase, cash flows have been as expected
with no asset quality deterioration. As of
11/30/14, the Barclays Loan Index current
yield remains approximately the same as the
time of purchase (+445 basis point spread
over its benchmark, LIBOR), and a price of
par results in a very similar spread to the
Barclays Loan Index.

Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 8%, approximately 3.24% higher than
Agreements –			par based on	the current yield of the Barclays Capital
Basepoint – BP			deal cash flow,	High Yield Loan Index. In our view, the
Trust Series		Valued	illiquidity and	credit quality is higher than the average
SLP-III	$250,000	at par	short maturity.	quality of the Index from a combination of
overcollateralization, subordination, excess
spread, historical collateral performance and
sponsor performance, and sponsor
guarantees. Since purchase, cash flows and
asset performance has met expectations.
Index yield remains roughly unchanged, and
a price of par results in the same yield spread.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

Private			Fixed loan	At the time of purchase, the loan
Participation			participation	participation’s projected yield to maturity
Agreements –			valued at	was 8%, approximately 3.25% higher than
Basepoint			par based on	the current yield of the Barclays Capital
Merchant			deal cash flow,	High Yield Loan Index. In our view, the
Lending		Valued	illiquidity and	credit quality of the loan participation is
Trust	$1,504,299	at par	short maturity.	higher than the average quality of the
Barclays Loan Index from a combination of
5% subordination, lockbox and waterfall
features, overcollateralization and quality of
receivables securing the loans including
merchant cash advances, small business
loan receivables, and point of sale leases.
Since purchase, cash flows and asset quality
has been as expected. The Index yield
remains roughly unchanged and a price of
par results in the same yield spread.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended November 30, 2014, Semper Capital Management, L.P. (the “Adviser”) provided the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the MBS Total Return Fund and at an annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the year ended November 30, 2014, the MBS Total Return Fund and the Short Duration Fund incurred $331,631 and $219,035 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, interest expense on securities sold short and extraordinary expenses) to 1.00% and 0.75% of the average daily net assets of the MBS Total Return Fund’s Investor Class and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended November 30, 2014, the Adviser reduced its fees in the amount of $101,415 and $109,081 for the MBS Total Return Fund and the Short Duration Fund, respectively.  No amounts were reimbursed to the Adviser.  The expense limitation will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the date of expiration are as follows:

	MBS Total Return Fund	Short Duration Fund
Year	Amount	Amount
2015	—	$193,076
2016	$81,728	175,807
2017	101,415	109,081
	$183,143	$477,964

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the year ended November 30, 2014, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$124,952	$135,975
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	45,987	23,270
Custody	14,367	12,592
Chief Compliance Officer	11,265	14,102

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

At November 30, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$30,452	$29,271
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	1,385	7,718
Custody	1,233	2,837
Chief Compliance Officer	2,250	2,255

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended November 30, 2014, the Investor Class shares paid the Distributor $16,452 and $2,329 for the MBS Total Return Fund and the Short Duration Fund, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
MBS Total Return Fund	$171,794,005	$66,634,674	$37,849,560	$29,638,386
Short Duration Fund	51,734,377	41,976,282	2,532,836	6,801,339

NOTE 7 – LINES OF CREDIT

The MBS Total Return Fund and the Short Duration Fund have lines of credit in the amount of $30,000,000 and $10,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended November 30, 2014, the MBS Total Return Fund

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

drew upon its line of credit.  The MBS Total Return Fund had an outstanding average daily balance of $38,479, a weighted average interest rate of 3.25%, and paid $1,268 in interest.  The maximum amount outstanding for the MBS Total Return Fund during the year ended November 30, 2014 was $3,956,000.  The Short Duration Fund did not draw upon its line of credit during the year ended November 30, 2014.  At November 30, 2014, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the years ended November 30, 2014 and November 30, 2013 was as follows:

	MBS Total Return Fund		Short Duration Fund
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013
Ordinary income	$4,164,828	$134,965	$1,393,061	$812,271
Long-term
capital gains	—	—	104,822	9,371

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2014, the components of capital on a tax basis were as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$151,934,490	$66,875,365
Gross unrealized appreciation	2,080,754	567,073
Gross unrealized depreciation	(1,175,193)	(630,662)
Net unrealized appreciation (a)	905,561	(63,589)
Undistributed ordinary income	1,026,269	173,219
Undistributed long-term capital gain	3,805	—
Total distributable earnings	1,030,074	173,219
Other accumulated gains/(losses)	—	(277,156)
Total accumulated earnings/(losses)	$1,935,635	$(167,526)

(a)  Book basis and tax basis net unrealized appreciation and cost are the same in the MBS Total Return Fund. The difference between book basis and tax basis net unrealized appreciation in the Short Duration Fund is attributable primarily to wash sales.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2014, Continued

NOTE 9 – OTHER TAX INFORMATION (Unaudited)

For the year ended November 30, 2014, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2014 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.  The MBS Total Return Fund designated 1.97% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

On December 31, 2014, the Investor class and the Institutional class of the MBS Total Return Fund distributed $0.04751416 and $0.4999947 per share of net investment income, respectively.  The Fund also distributed $0.07012 and $0.00028 per share of short-term capital gains and long-term capital gains, respectively.

On December 31, 2014, the Investor class and the Institutional class of the Short Duration Fund distributed $0.078513171 and $0.080760443 per share of net investment income, respectively.  The Fund also distributed $0.01029 of short-term capital gains.

NOTE 10 – SUBSEQUENT EVENT (Unaudited)

Effective December 5, 2014, the Adviser to the Funds has restructured its firm ownership.  RSL Capital, LLC, a New York limited liability company wholly owned by Mr. Ronald S. Lauder, has acquired an 18.5% voting interest in the Adviser, bringing RSL Capital’s total voting interest in the Adviser to 31.5%.  Concurrently, a number of Semper employees have sold their ownership interests in the Adviser, which were previously held by Semper Capital Partners, LLC, a Delaware limited liability company wholly owned by current and former employees of Semper, to RSL Capital.

The Board of Trustees of Advisors Series Trust met in person December 3-4, 2014 and approved an interim advisory agreement and a new investment advisory agreement between the Adviser and the Funds, on terms substantially identical to the existing investment advisory agreement with the Adviser.  Shareholders of the Funds will be asked to approve the new investment advisory agreement at a special meeting of shareholders expected to be held in the first quarter of 2015.

SEMPER FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Semper MBS Total Return Fund
Semper Short Duration Fund

We have audited the accompanying statements of assets and liabilities of the Semper MBS Total Return Fund and Semper Short Duration Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2014, and the related statements of operations for the year then ended, and with respect to Semper MBS Total return Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period July 22, 2013 (commencement of operations) through November 30, 2013 and with respect to Semper Short Duration Fund, the statement of changes in net assets, and the financial highlights for the year then ended. With respect to the Semper Short Duration Fund, the statement of changes in net assets for the year ended November 30, 2013 and the financial highlights for each of the two years in the period ended November 30, 2013 and for the period December 23, 2010 (commencement of operations) through November 30, 2011 have been audited by other auditors whose report dated January 28, 2014 expressed unqualified opinion on such statement of changes and financial highlights. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Semper MBS Total Return Fund and Semper Short Duration Fund, as of November 30, 2014, and the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2015

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at November 30, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex	Held
Name, Address	Held with	of Time	During Past	Overseen by	During Past
and Age	the Trust	Served	Five Years	Trustee(2)	Five Years(3)
Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	2	Trustee,
(age 68)		term since	Gamma Delta		Advisors
615 E. Michigan Street		March	Housing		Series Trust
Milwaukee, WI 53202		2014.	Corporation		(for series not
			(collegiate housing		affiliated with
			management)		the Funds);
			(2012 to present);		Independent
			Trustee and Chair		Trustee from
			(2000 to 2012),		1999 to 2012,
			New Covenant		New Covenant
			Mutual Funds		Mutual Funds.
(1999 to 2012);
Director and
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee,
(age 78)		term since	Financial Consultant		Advisors
615 E. Michigan Street		February	and former Executive		Series Trust
Milwaukee, WI 53202		1997.	Vice President and		(for series not
			Chief Operating Officer		affiliated with
			of ICI Mutual Insurance		the Funds);
			Company (until January		Trustee, The
			1997).		Forward Funds
(33 portfolios).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 80)		term since	President, Hotchkis and		Advisors
615 E. Michigan Street		May 2002.	Wiley Funds (mutual		Series Trust
Milwaukee, WI 53202			funds) (1985 to 1993).		(for series not
affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

SEMPER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex	Held
Name, Address	Held with	of Time	During Past	Overseen by	During Past
and Age	the Trust	Served	Five Years	Trustee(2)	Five Years(3)

George T. Wofford	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 75)		term since	Senior Vice		Advisors
615 E. Michigan Street		February	President, Federal		Series Trust
Milwaukee, WI 53202		1997.	Home Loan Bank		(for series not
			of San Francisco.		affiliated with
					the Funds).
Interested Trustee
Joe D. Redwine(4)	Interested	Indefinite	President, CEO, U.S.	2	Trustee,
(age 67)	Trustee	term since	Bancorp Fund		Advisors
615 E. Michigan Street		September	Services, LLC (May		Series Trust
Milwaukee, WI 53202		2008.	1991 to present).		(for series not
					affiliated with
					the Funds).

Term of
Office
and
	Position	Length
Name, Address	Held with	of Time	Principal Occupation
and Age	the Trust	Served	During Past Five Years
Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
(age 67)	and Chief	term since	(May 1991 to present).
615 E. Michigan Street	Executive	September
Milwaukee, WI 53202	Officer	2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 47)	and	term since	Administration, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Principal	June	(March 1997 to present).
Milwaukee, WI 53202	Executive	2003.
Officer

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and Administration,
(age 53)	and	term since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Principal	December	(October 1998 to present).
Milwaukee, WI 53202	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 43)	Treasurer	term since	Administration, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		September	(June 2005 to present).
Milwaukee, WI 53202		2013.

SEMPER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
and
	Position	Length
Name, Address	Held with	of Time	Principal Occupation
and Age	the Trust	Served	During Past Five Years

Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 44)	Treasurer	term since	Administration, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		September	(June 2004 to present).
Milwaukee, WI 53202		2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services,
(age 57)	President,	term since	LLC (February 2008 to present).
615 E. Michigan Street	Chief	September
Milwaukee, WI 53202	Compliance	2009.
Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp
(age 49)		term since	Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		June
Milwaukee, WI 53202		2007.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2014, the Trust is comprised of 45 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-855-736-7799.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-736-7799 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  For the fiscal year ended November 30, 2014, the Funds’ principal accountant was Tait, Weller, & Baker LLP.  For the fiscal year ended November 30, 2013, the Semper MBS Total Return Fund’s principal accountant was Tait, Weller, & Baker LLP and the Semper Short Duration Fund’s principal accountant was BBD, LLP. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2014	FYE 11/30/2013
Audit Fees	$29,600	$29,800
Audit-Related Fees	N/A	N/A
Tax Fees	$6,400	$6,100
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP and BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2014	FYE 11/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2014	FYE 11/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/4/15

By (Signature and Title)*        /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 2/4/15

* Print the name and title of each signing officer under his or her signature.